UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22652
First Trust Variable Insurance Trust
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

(a)	Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust/Dow Jones Dividend
& Income Allocation Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This semi-annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio	$60	1.20%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$870,404,638
Total number of portfolio holdings	523
Portfolio turnover rate	72%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	48.4%
Common Stocks	46.7%
Foreign Corporate Bonds and Notes	3.3%
U.S. Government Bonds and Notes	0.3%
Net Other Assets and Liabilities	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDJDI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Dow Jones U.S. Total Stock Market Index℠, Dow Jones Equal Weight U.S. Issued Corporate Bond Index℠ and Dow Jones Composite Average™ are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust Advisors L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Total Stock Market Index℠, Dow Jones Equal Weight U.S. Issued Corporate Bond Index℠ and Dow Jones Composite Average™.
First Trust Multi Income
Allocation Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This semi-annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio	$42	0.83%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$17,139,700
Total number of portfolio holdings	174
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan ETF	13.3%
First Trust Tactical High Yield ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
First Trust Institutional Preferred Securities and Income ETF	7.8%
First Trust Intermediate Government Opportunities ETF	4.2%
iShares MBS ETF	4.1%
First Trust Preferred Securities and Income ETF	2.5%
First Trust Limited Duration Investment Grade Corporate ETF	2.1%
Enterprise Products Partners, L.P.	1.3%
Energy Transfer, L.P.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTMII to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Dorsey Wright
Tactical Core Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio	$40	0.77%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$51,919,127
Total number of portfolio holdings	20
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	10.5%
First Trust Large Cap Growth AlphaDEX® Fund	10.5%
First Trust Large Cap Core AlphaDEX® Fund	9.9%
First Trust Mid Cap Core AlphaDEX® Fund	9.7%
First Trust NASDAQ-100-Technology Sector Index Fund	9.6%
First Trust Dow Jones Internet Index Fund	9.3%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.8%
First Trust Consumer Discretionary AlphaDEX® Fund	8.5%
iShares Core U.S. Aggregate Bond ETF	5.4%
SPDR Bloomberg Investment Grade Floating Rate ETF	3.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDWTCI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the "Index") which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund. Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust Capital
Strength® Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This semi-annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio	$56	1.10%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$133,714,071
Total number of portfolio holdings	50
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	2.5%
Amphenol Corp., Class A	2.4%
Costco Wholesale Corp.	2.3%
TJX (The) Cos., Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.3%
Walmart, Inc.	2.2%
Motorola Solutions, Inc.	2.2%
Moody's Corp.	2.2%
Microsoft Corp.	2.2%
Colgate-Palmolive Co.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTACSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust International
Developed Capital Strength® Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio	$60	1.20%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$14,768,430
Total number of portfolio holdings	51
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Aristocrat Leisure Ltd.	2.5%
Unilever PLC	2.3%
Origin Energy Ltd.	2.3%
Swiss Re AG	2.2%
CSL Ltd.	2.2%
Novartis AG	2.2%
Roche Holding AG	2.2%
Muenchener Rueckversicherungs-Gesellschaft AG	2.2%
ABB Ltd.	2.2%
Thomson Reuters Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTAIDCSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The International Developed Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Growth
StrengthTM Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio	$63	1.20%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$12,195,545
Total number of portfolio holdings	50
Portfolio turnover rate	61%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	3.0%
Arista Networks, Inc.	2.7%
Monolithic Power Systems, Inc.	2.6%
Tesla, Inc.	2.5%
Broadcom, Inc.	2.5%
KLA Corp.	2.5%
Applied Materials, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Palo Alto Networks, Inc.	2.3%
Netflix, Inc.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTGSTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength®
Hedged Equity Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This semi-annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period"). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio	$62	1.25%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$5,511,339
Total number of portfolio holdings	56
Portfolio turnover rate	79%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	103.3%
Put Options Purchased	0.0%
Call Options Written	(5.1)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	1.8%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTCSHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Variable Insurance Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statements required, and for the periods specified, by Regulation S-X.

First Trust Variable Insurance Trust
Semi-Annual Financial Statements and Other Information
For the Six Months Ended
June 30, 2024

Table of Contents
First Trust Variable Insurance Trust
Semi-Annual Financial Statements and Other Information
June 30, 2024
Performance and Risk Disclosure
There is no assurance that any series (individually called a “Fund” and collectively the “Funds”) of the First Trust Variable Insurance Trust will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by each Fund will decline and that the value of a Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
June 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 48.4%
	Aerospace & Defense – 2.5%
$1,500,000	Howmet Aerospace, Inc.	3.00%	01/15/29	$1,363,495
2,200,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,265,705
1,000,000	Lockheed Martin Corp.	5.70%	11/15/54	1,029,566
1,000,000	Lockheed Martin Corp.	5.90%	11/15/63	1,050,170
500,000	Northrop Grumman Corp.	3.25%	01/15/28	471,112
500,000	Northrop Grumman Corp.	4.60%	02/01/29	491,061
500,000	Northrop Grumman Corp.	4.70%	03/15/33	482,639
750,000	Northrop Grumman Corp.	4.03%	10/15/47	593,258
250,000	Northrop Grumman Corp.	5.25%	05/01/50	237,385
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	900,341
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,342,783
600,000	RTX Corp.	5.75%	01/15/29	616,241
1,000,000	RTX Corp.	6.00%	03/15/31	1,042,085
2,500,000	RTX Corp.	5.15%	02/27/33	2,475,136
1,000,000	RTX Corp.	6.10%	03/15/34	1,053,142
1,500,000	RTX Corp.	3.13%	07/01/50	986,117
1,000,000	RTX Corp.	2.82%	09/01/51	609,611
2,500,000	RTX Corp.	5.38%	02/27/53	2,376,381
1,000,000	RTX Corp.	6.40%	03/15/54	1,091,112
				21,477,340
	Banks – 6.2%
1,000,000	Bank of America Corp. (a)	1.20%	10/24/26	943,625
2,500,000	Bank of America Corp. (a)	5.08%	01/20/27	2,485,693
500,000	Bank of America Corp. (a)	3.56%	04/23/27	483,671
450,000	Bank of America Corp. (a)	2.55%	02/04/28	420,101
475,000	Bank of America Corp. (a)	4.38%	04/27/28	463,741
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	992,217
1,105,000	Bank of America Corp. (a)	5.20%	04/25/29	1,103,521
500,000	Bank of America Corp. (a)	4.27%	07/23/29	481,877
500,000	Bank of America Corp. (a)	3.97%	02/07/30	473,640
500,000	Bank of America Corp. (a)	3.19%	07/23/30	454,154
500,000	Bank of America Corp. (a)	2.88%	10/22/30	445,152
500,000	Bank of America Corp. (a)	1.90%	07/23/31	412,015
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	818,459
500,000	Bank of America Corp. (a)	2.57%	10/20/32	414,605
500,000	Bank of America Corp. (a)	4.57%	04/27/33	471,718
3,500,000	Bank of America Corp. (a)	5.29%	04/25/34	3,465,339
1,500,000	Bank of America Corp. (a)	5.47%	01/23/35	1,499,035
500,000	Bank of America Corp. (a)	4.08%	04/23/40	425,089
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	699,107
400,000	Fifth Third Bancorp (a)	6.34%	07/27/29	410,135
500,000	JPMorgan Chase & Co. (a)	1.05%	11/19/26	469,872
500,000	JPMorgan Chase & Co. (a)	1.04%	02/04/27	465,927
500,000	JPMorgan Chase & Co. (a)	1.58%	04/22/27	466,782
1,000,000	JPMorgan Chase & Co. (a)	1.47%	09/22/27	918,682
1,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	994,780
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	518,159
1,000,000	JPMorgan Chase & Co. (a)	5.57%	04/22/28	1,008,312
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	951,383
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	494,998
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	473,028
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	889,822
1,000,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	1,003,575
1,000,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	992,530
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	$467,652
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	844,955
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	852,964
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	971,619
1,000,000	JPMorgan Chase & Co. (a)	5.35%	06/01/34	996,110
1,000,000	JPMorgan Chase & Co. (a)	5.34%	01/23/35	994,445
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	681,707
2,500,000	JPMorgan Chase Bank N.A.	5.11%	12/08/26	2,500,044
2,054,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	2,051,666
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,516,842
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	966,904
2,000,000	Truist Financial Corp. (a)	7.16%	10/30/29	2,124,249
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,059,774
1,500,000	US Bancorp (a)	5.38%	01/23/30	1,504,320
1,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	1,008,884
1,000,000	Wells Fargo & Co. (a)	5.20%	01/23/30	996,001
1,000,000	Wells Fargo & Co. (a)	5.50%	01/23/35	996,900
2,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	1,987,730
2,250,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,257,189
1,000,000	Wells Fargo Bank N.A.	5.25%	12/11/26	1,001,218
				53,791,917
	Beverages – 1.2%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	834,569
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,014,807
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	2,481,701
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	220,495
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,046,476
1,500,000	Constellation Brands, Inc.	4.80%	01/15/29	1,478,894
2,000,000	Constellation Brands, Inc.	4.90%	05/01/33	1,932,061
1,200,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,098,644
				10,107,647
	Biotechnology – 1.8%
2,000,000	AbbVie, Inc.	2.95%	11/21/26	1,906,873
3,250,000	AbbVie, Inc.	4.80%	03/15/29	3,238,112
225,000	AbbVie, Inc.	5.05%	03/15/34	224,427
275,000	AbbVie, Inc.	4.40%	11/06/42	241,297
300,000	AbbVie, Inc.	4.70%	05/14/45	271,161
250,000	AbbVie, Inc.	4.88%	11/14/48	229,826
1,000,000	AbbVie, Inc.	4.25%	11/21/49	833,955
500,000	Amgen, Inc.	2.45%	02/21/30	436,212
500,000	Amgen, Inc.	5.25%	03/02/30	503,820
1,000,000	Amgen, Inc.	5.25%	03/02/33	997,577
750,000	Amgen, Inc.	3.15%	02/21/40	560,831
1,000,000	Amgen, Inc.	2.80%	08/15/41	703,497
3,000,000	Amgen, Inc.	5.60%	03/02/43	2,958,524
2,500,000	Amgen, Inc.	5.65%	03/02/53	2,463,832
				15,569,944
	Capital Markets – 4.5%
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.43%	03/09/27	933,468
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	918,684
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$1,500,000	Goldman Sachs Group (The), Inc. (a)	1.95%	10/21/27	$1,385,456
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	886,259
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	4,887,803
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	474,540
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	481,432
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	438,351
1,000,000	Goldman Sachs Group (The), Inc. (a)	5.73%	04/25/30	1,017,981
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	811,912
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	841,160
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,247,615
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	702,740
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	377,877
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	932,653
3,000,000	Morgan Stanley (a)	5.65%	04/13/28	3,030,398
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	1,020,562
500,000	Morgan Stanley (a)	3.77%	01/24/29	476,122
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	996,327
2,000,000	Morgan Stanley (a)	5.16%	04/20/29	1,993,958
2,500,000	Morgan Stanley (a)	5.45%	07/20/29	2,515,874
500,000	Morgan Stanley (a)	4.43%	01/23/30	483,805
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	826,887
2,000,000	Morgan Stanley (a)	5.25%	04/21/34	1,969,628
1,000,000	Morgan Stanley (a)	5.42%	07/21/34	995,315
500,000	Morgan Stanley (a)	4.46%	04/22/39	447,200
1,500,000	MSCI, Inc. (b)	4.00%	11/15/29	1,402,674
2,500,000	MSCI, Inc. (b)	3.88%	02/15/31	2,253,771
2,250,000	Nasdaq, Inc.	5.55%	02/15/34	2,254,163
2,350,000	Nasdaq, Inc.	5.95%	08/15/53	2,376,989
				39,381,604
	Communications Equipment – 0.9%
2,300,000	Cisco Systems, Inc.	4.80%	02/26/27	2,294,312
2,300,000	Cisco Systems, Inc.	4.85%	02/26/29	2,300,196
2,300,000	Cisco Systems, Inc.	5.05%	02/26/34	2,299,153
1,000,000	Cisco Systems, Inc.	5.30%	02/26/54	980,136
				7,873,797
	Construction Materials – 0.1%
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,115,208
	Consumer Finance – 0.5%
1,750,000	American Express Co. (a)	5.65%	04/23/27	1,757,387
2,500,000	American Express Co. (a)	5.10%	02/16/28	2,489,305
				4,246,692
	Containers & Packaging – 0.5%
4,551,000	Berry Global, Inc. (b)	5.65%	01/15/34	4,448,146
	Diversified Telecommunication Services – 1.5%
500,000	AT&T, Inc.	2.30%	06/01/27	462,641
500,000	AT&T, Inc.	1.65%	02/01/28	444,127
462,000	AT&T, Inc.	4.30%	02/15/30	442,746
500,000	AT&T, Inc.	2.75%	06/01/31	428,294
500,000	AT&T, Inc.	2.25%	02/01/32	405,751
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,107,291
1,186,000	AT&T, Inc.	3.50%	09/15/53	805,730
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$504,000	AT&T, Inc.	3.55%	09/15/55	$340,075
1,044,000	AT&T, Inc.	3.65%	09/15/59	700,698
1,500,000	Verizon Communications, Inc.	1.45%	03/20/26	1,404,954
500,000	Verizon Communications, Inc.	2.10%	03/22/28	449,773
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,057,899
500,000	Verizon Communications, Inc.	1.75%	01/20/31	404,777
500,000	Verizon Communications, Inc.	2.55%	03/21/31	424,932
2,003,000	Verizon Communications, Inc.	2.36%	03/15/32	1,638,093
500,000	Verizon Communications, Inc.	2.65%	11/20/40	344,600
500,000	Verizon Communications, Inc.	3.40%	03/22/41	382,573
500,000	Verizon Communications, Inc.	2.88%	11/20/50	314,801
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	720,185
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	759,205
				13,039,145
	Electric Utilities – 5.6%
1,000,000	AEP Texas, Inc.	3.45%	05/15/51	658,723
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	978,080
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	724,812
2,000,000	AEP Transmission Co., LLC	2.75%	08/15/51	1,199,785
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	478,612
1,980,000	Alabama Power Co.	3.75%	09/01/27	1,909,304
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,041,352
500,000	Alabama Power Co.	3.45%	10/01/49	357,976
1,000,000	Alabama Power Co.	3.13%	07/15/51	662,929
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,116,095
1,000,000	Appalachian Power Co.	2.70%	04/01/31	841,942
1,000,000	Commonwealth Edison Co.	2.55%	06/15/26	953,269
500,000	Commonwealth Edison Co.	4.90%	02/01/33	489,152
500,000	Commonwealth Edison Co.	4.00%	03/01/49	387,753
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	945,576
2,000,000	Duke Energy Carolinas, LLC	4.95%	01/15/33	1,966,955
1,000,000	Duke Energy Carolinas, LLC	4.85%	01/15/34	968,518
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,901,693
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	960,412
1,000,000	Duke Energy Florida, LLC	5.88%	11/15/33	1,040,512
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	530,527
1,000,000	Duke Energy Progress, LLC	5.10%	03/15/34	992,525
1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	762,471
4,425,000	FirstEnergy Transmission, LLC (b)	4.35%	01/15/25	4,384,245
1,000,000	Florida Power & Light Co.	5.69%	03/01/40	1,025,639
1,250,000	Florida Power & Light Co.	5.60%	06/15/54	1,263,615
130,000	Georgia Power Co.	5.00%	02/23/27	129,637
1,500,000	Georgia Power Co.	4.65%	05/16/28	1,477,451
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	370,418
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	329,737
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	974,399
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,206,254
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	2,984,374
500,000	PECO Energy Co.	3.90%	03/01/48	389,589
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,294,719
700,000	Public Service Electric and Gas Co.	5.20%	08/01/33	701,542
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,501,203
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	494,453
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,727,802
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$4,000,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	$3,926,916
				49,050,966
	Financial Services – 0.5%
1,500,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	1,419,931
1,000,000	Fiserv, Inc.	3.20%	07/01/26	959,868
333,000	Fiserv, Inc.	5.38%	08/21/28	335,499
500,000	Fiserv, Inc.	3.50%	07/01/29	462,460
250,000	Fiserv, Inc.	2.65%	06/01/30	217,603
1,000,000	Fiserv, Inc.	5.63%	08/21/33	1,008,914
500,000	Fiserv, Inc.	4.40%	07/01/49	406,195
				4,810,470
	Food Products – 1.0%
2,000,000	Campbell Soup Co.	5.40%	03/21/34	1,987,680
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	1,883,758
2,500,000	Kraft Heinz Foods Co.	3.00%	06/01/26	2,395,448
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,154,724
				8,421,610
	Ground Transportation – 0.8%
3,000,000	CSX Corp.	4.10%	11/15/32	2,803,321
1,000,000	CSX Corp.	5.20%	11/15/33	1,002,963
1,500,000	CSX Corp.	4.50%	11/15/52	1,283,493
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,331,285
				7,421,062
	Health Care Equipment & Supplies – 0.9%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,221,536
1,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	1,002,504
1,150,000	Becton Dickinson & Co.	5.11%	02/08/34	1,133,449
1,342,000	Solventum Corp. (b)	5.45%	02/25/27	1,340,970
1,000,000	Solventum Corp. (b)	5.40%	03/01/29	997,152
1,200,000	Solventum Corp. (b)	5.90%	04/30/54	1,147,845
				7,843,456
	Health Care Providers & Services – 4.6%
1,143,000	Centene Corp.	4.25%	12/15/27	1,092,270
2,000,000	Centene Corp.	2.45%	07/15/28	1,777,239
1,000,000	Centene Corp.	2.50%	03/01/31	821,426
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,165,553
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,145,543
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,104,551
1,150,000	Cigna (The) Group	5.25%	02/15/34	1,134,537
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,319,315
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,104,888
800,000	CVS Health Corp.	1.75%	08/21/30	650,589
1,000,000	CVS Health Corp.	5.25%	02/21/33	976,919
500,000	CVS Health Corp.	2.70%	08/21/40	332,517
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,077,809
1,500,000	CVS Health Corp.	5.63%	02/21/53	1,393,875
1,000,000	Elevance Health, Inc.	3.60%	03/15/51	719,912
500,000	Elevance Health, Inc.	4.55%	05/15/52	419,553
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,049,062
1,000,000	HCA, Inc.	2.38%	07/15/31	821,460
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$2,500,000	HCA, Inc.	5.50%	06/01/33	$2,480,489
2,500,000	HCA, Inc.	3.50%	07/15/51	1,672,581
2,500,000	HCA, Inc.	5.90%	06/01/53	2,436,523
1,000,000	HCA, Inc.	3.13%	03/15/27	945,006
1,000,000	Humana, Inc.	5.75%	12/01/28	1,020,415
1,000,000	Humana, Inc.	5.95%	03/15/34	1,022,705
2,500,000	UnitedHealth Group, Inc.	5.25%	02/15/28	2,533,375
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,560,923
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,013,734
2,000,000	UnitedHealth Group, Inc.	5.88%	02/15/53	2,078,516
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,053,200
500,000	UnitedHealth Group, Inc.	5.20%	04/15/63	463,276
500,000	Universal Health Services, Inc.	2.65%	10/15/30	427,046
1,000,000	Universal Health Services, Inc.	2.65%	01/15/32	816,320
				39,631,127
	Hotels, Restaurants & Leisure – 0.3%
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,416,432
	Household Products – 0.3%
2,250,000	Procter & Gamble (The) Co.	4.55%	01/29/34	2,208,928
	Industrial Conglomerates – 0.3%
2,400,000	Honeywell International, Inc.	5.25%	03/01/54	2,330,563
	Insurance – 2.3%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	1,987,532
2,500,000	Aon North America, Inc.	5.13%	03/01/27	2,496,728
182,000	Aon North America, Inc.	5.15%	03/01/29	181,562
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,251,543
1,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	1,003,109
2,000,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	2,118,196
199,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	197,530
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	971,656
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,102,094
438,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	425,997
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,734,106
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,129,563
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,083,173
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,084,810
				19,767,599
	Life Sciences Tools & Services – 0.9%
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,024,060
250,000	IQVIA, Inc.	6.25%	02/01/29	257,139
3,775,000	Thermo Fisher Scientific, Inc.	4.80%	11/21/27	3,759,925
500,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	495,801
2,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	1,422,276
				7,959,201
	Machinery – 0.7%
3,500,000	Caterpillar Financial Services Corp.	5.05%	02/27/26	3,499,467
1,000,000	Caterpillar Financial Services Corp.	4.50%	01/08/27	990,207
1,500,000	Caterpillar Financial Services Corp.	4.85%	02/27/29	1,500,875
				5,990,549
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media – 1.1%
$760,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	6.15%	11/10/26	$767,555
2,000,000	Comcast Corp.	5.35%	11/15/27	2,022,471
1,000,000	Comcast Corp.	4.55%	01/15/29	984,541
1,500,000	Comcast Corp.	5.50%	11/15/32	1,534,738
500,000	Comcast Corp.	3.25%	11/01/39	385,021
1,000,000	Comcast Corp.	3.75%	04/01/40	813,925
500,000	Comcast Corp.	4.00%	08/15/47	393,298
500,000	Comcast Corp.	3.45%	02/01/50	353,128
2,250,000	Comcast Corp.	5.35%	05/15/53	2,158,406
543,000	Comcast Corp.	2.94%	11/01/56	327,825
				9,740,908
	Multi-Utilities – 0.2%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,123,408
	Oil, Gas & Consumable Fuels – 1.1%
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	486,113
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	479,790
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	985,815
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	415,291
2,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	2,124,651
500,000	BP Capital Markets America, Inc.	4.81%	02/13/33	484,968
500,000	BP Capital Markets America, Inc.	4.99%	04/10/34	489,336
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	729,099
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	642,518
1,000,000	Energy Transfer, L.P.	6.10%	12/01/28	1,031,110
1,250,000	Energy Transfer, L.P.	5.25%	04/15/29	1,245,537
500,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/27	495,940
250,000	Sabine Pass Liquefaction, LLC	4.20%	03/15/28	241,279
				9,851,447
	Pharmaceuticals – 1.0%
4,600,000	AstraZeneca Finance LLC	4.80%	02/26/27	4,574,461
500,000	AstraZeneca Finance LLC	1.75%	05/28/28	443,648
1,850,000	AstraZeneca Finance LLC	4.85%	02/26/29	1,846,755
1,000,000	AstraZeneca Finance LLC	2.25%	05/28/31	844,723
750,000	AstraZeneca Finance LLC	5.00%	02/26/34	746,126
				8,455,713
	Professional Services – 0.3%
2,500,000	Verisk Analytics, Inc.	5.25%	06/05/34	2,462,682
	Semiconductors & Semiconductor Equipment – 0.6%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	447,716
500,000	Broadcom, Inc.	4.75%	04/15/29	493,311
500,000	Broadcom, Inc. (b)	2.45%	02/15/31	421,247
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,168,868
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	202,703
383,000	Broadcom, Inc. (b)	3.42%	04/15/33	330,332
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	426,418
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	604,119
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	383,506
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	372,636
				4,850,856
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software – 3.2%
$2,250,000	Atlassian Corp.	5.25%	05/15/29	$2,250,797
2,250,000	Atlassian Corp.	5.50%	05/15/34	2,230,243
2,500,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,256,152
787,000	Oracle Corp.	5.80%	11/10/25	791,033
1,000,000	Oracle Corp.	4.50%	05/06/28	982,309
2,250,000	Oracle Corp.	6.15%	11/09/29	2,354,247
1,500,000	Oracle Corp.	4.65%	05/06/30	1,470,410
2,500,000	Oracle Corp.	6.25%	11/09/32	2,647,299
500,000	Oracle Corp.	4.90%	02/06/33	485,234
500,000	Oracle Corp.	6.50%	04/15/38	536,088
1,900,000	Oracle Corp.	5.38%	07/15/40	1,808,103
500,000	Oracle Corp.	3.65%	03/25/41	382,891
500,000	Oracle Corp.	3.60%	04/01/50	350,263
500,000	Oracle Corp.	3.95%	03/25/51	369,968
2,000,000	Oracle Corp.	6.90%	11/09/52	2,240,219
1,000,000	Oracle Corp.	5.55%	02/06/53	946,836
3,750,000	Salesforce, Inc.	3.70%	04/11/28	3,616,148
1,250,000	Salesforce, Inc.	2.70%	07/15/41	875,403
2,000,000	Salesforce, Inc.	2.90%	07/15/51	1,291,802
				27,885,445
	Specialty Retail – 0.4%
2,500,000	Home Depot (The), Inc.	4.88%	06/25/27	2,495,611
500,000	Home Depot (The), Inc.	4.90%	04/15/29	501,027
937,000	Home Depot (The), Inc.	4.75%	06/25/29	931,779
				3,928,417
	Trading Companies & Distributors – 0.2%
1,000,000	Ashtead Capital, Inc. (b)	5.95%	10/15/33	1,002,642
1,000,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	992,940
				1,995,582
	Water Utilities – 0.8%
4,500,000	American Water Capital Corp.	5.15%	03/01/34	4,464,127
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,414,012
				6,878,139
	Wireless Telecommunication Services – 1.6%
1,000,000	T-Mobile USA, Inc.	1.50%	02/15/26	939,210
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	480,681
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	1,971,195
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	673,829
2,500,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,469,525
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	636,850
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	408,809
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,484,712
1,000,000	T-Mobile USA, Inc.	5.15%	04/15/34	983,237
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,073,963
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	675,685
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,478,914
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	992,541
				14,269,151
	Total Corporate Bonds and Notes			421,345,151
	(Cost $442,581,086)
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 3.3%
	Banks – 0.6%
$2,500,000	Barclays PLC (a)	6.50%	09/13/27	$2,542,171
1,250,000	Toronto-Dominion (The) Bank	4.98%	04/05/27	1,243,711
1,250,000	Toronto-Dominion (The) Bank	4.99%	04/05/29	1,239,734
				5,025,616
	Biotechnology – 0.0%
500,000	CSL Finance PLC (b)	4.75%	04/27/52	441,601
	Capital Markets – 0.4%
1,000,000	UBS AG/London	5.80%	09/11/25	1,003,946
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	467,109
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,147,094
1,000,000	UBS Group AG (a) (b)	5.70%	02/08/35	999,386
				3,617,535
	Construction Materials – 0.1%
1,125,000	CRH SMW Finance DAC	5.20%	05/21/29	1,124,640
	Consumer Staples Distribution & Retail – 0.3%
1,150,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	1,133,677
1,150,000	Alimentation Couche-Tard, Inc. (b)	5.62%	02/12/54	1,137,149
				2,270,826
	Containers & Packaging – 0.4%
1,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	948,243
2,500,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	2,479,599
				3,427,842
	Financial Services – 0.5%
2,000,000	Icon Investments Six DAC	5.81%	05/08/27	2,020,593
1,250,000	Icon Investments Six DAC	5.85%	05/08/29	1,270,443
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,277,494
				4,568,530
	Oil, Gas & Consumable Fuels – 0.2%
1,377,000	Enbridge, Inc.	5.90%	11/15/26	1,393,149
	Pharmaceuticals – 0.5%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	670,818
2,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.11%	05/19/43	1,902,696
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.30%	05/19/53	965,215
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.34%	05/19/63	944,651
				4,483,380
	Semiconductors & Semiconductor Equipment – 0.0%
500,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88%	01/15/27	483,900
	Software – 0.3%
1,125,000	Constellation Software, Inc. (b)	5.16%	02/16/29	1,124,890
1,125,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,125,818
				2,250,708
	Total Foreign Corporate Bonds and Notes			29,087,727
	(Cost $29,701,821)
U.S. GOVERNMENT BONDS AND NOTES – 0.3%
2,323,000	U.S. Treasury Note	4.50%	05/31/29	2,339,152
	(Cost $2,344,704)

See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 46.7%
	Aerospace & Defense – 0.7%
10,651	General Dynamics Corp.	$3,090,281
19,523	Woodward, Inc.	3,404,421
		6,494,702
	Air Freight & Logistics – 1.1%
39,518	C.H. Robinson Worldwide, Inc.	3,482,326
24,751	Expeditors International of Washington, Inc.	3,088,678
20,245	United Parcel Service, Inc., Class B	2,770,528
		9,341,532
	Banks – 5.7%
24,318	BancFirst Corp.	2,132,689
66,189	Bank OZK	2,713,749
44,071	Banner Corp.	2,187,684
79,538	Cathay General Bancorp	3,000,173
11,329	City Holding Co.	1,203,706
56,559	Commerce Bancshares, Inc.	3,154,861
26,730	Cullen/Frost Bankers, Inc.	2,716,570
38,034	East West Bancorp, Inc.	2,785,230
18,657	Enterprise Financial Services Corp.	763,258
171,545	First BanCorp	3,137,558
96,974	First Commonwealth Financial Corp.	1,339,211
91,030	First Financial Bankshares, Inc.	2,688,116
122,462	Home BancShares, Inc.	2,934,190
53,596	International Bancshares Corp.	3,066,227
17,072	Lakeland Financial Corp.	1,050,269
31,974	National Bank Holdings Corp., Class A	1,248,585
24,567	OFG Bancorp	920,034
34,156	Popular, Inc.	3,020,415
19,499	Preferred Bank	1,471,980
45,743	Prosperity Bancshares, Inc.	2,796,727
143,009	Regions Financial Corp.	2,865,900
30,961	S&T Bancorp, Inc.	1,033,788
47,552	Towne Bank	1,296,743
		49,527,663
	Beverages – 0.4%
98,106	Keurig Dr. Pepper, Inc.	3,276,740
	Building Products – 0.4%
12,825	CSW Industrials, Inc.	3,402,601
	Capital Markets – 2.8%
6,863	Ameriprise Financial, Inc.	2,931,805
16,378	Cboe Global Markets, Inc.	2,785,243
13,974	CME Group, Inc.	2,747,288
23,471	Houlihan Lokey, Inc.	3,165,299
31,921	PJT Partners, Inc., Class A	3,444,595
23,431	Raymond James Financial, Inc.	2,896,306
41,849	SEI Investments Co.	2,707,212
38,492	Stifel Financial Corp.	3,239,102
		23,916,850
	Chemicals – 0.9%
19,135	Innospec, Inc.	2,364,895
29,419	LyondellBasell Industries N.V., Class A	2,814,221
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
4,740	NewMarket Corp.	$2,443,802
		7,622,918
	Commercial Services & Supplies – 1.0%
50,757	Brady Corp., Class A	3,350,977
4,380	Cintas Corp.	3,067,139
14,437	UniFirst Corp.	2,476,379
		8,894,495
	Communications Equipment – 0.3%
60,286	Cisco Systems, Inc.	2,864,188
	Construction & Engineering – 0.4%
8,592	EMCOR Group, Inc.	3,136,767
	Construction Materials – 0.2%
4,608	United States Lime & Minerals, Inc.	1,678,141
	Consumer Staples Distribution & Retail – 0.6%
9,449	Casey’s General Stores, Inc.	3,605,361
20,986	PriceSmart, Inc.	1,704,063
		5,309,424
	Containers & Packaging – 0.3%
103,115	Graphic Packaging Holding Co.	2,702,644
	Electric Utilities – 0.4%
34,825	Otter Tail Corp.	3,050,322
	Electrical Equipment – 0.3%
16,451	AMETEK, Inc.	2,742,546
	Electronic Equipment, Instruments & Components – 1.5%
52,172	Amphenol Corp., Class A	3,514,828
60,687	Avnet, Inc.	3,124,774
18,595	Badger Meter, Inc.	3,465,178
20,717	TE Connectivity Ltd.	3,116,458
		13,221,238
	Financial Services – 1.6%
50,562	Essent Group Ltd.	2,841,079
134,566	MGIC Investment Corp.	2,899,897
89,898	Radian Group, Inc.	2,795,828
10,781	Visa, Inc., Class A	2,829,689
40,703	Voya Financial, Inc.	2,896,018
		14,262,511
	Food Products – 1.9%
29,349	Bunge Global S.A.	3,133,593
43,002	General Mills, Inc.	2,720,307
15,469	Hershey (The) Co.	2,843,666
25,750	Ingredion, Inc.	2,953,525
28,244	Lamb Weston Holdings, Inc.	2,374,756
42,983	Mondelez International, Inc., Class A	2,812,807
		16,838,654
	Gas Utilities – 0.4%
56,011	National Fuel Gas Co.	3,035,236
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation – 2.2%
15,100	JB Hunt Transport Services, Inc.	$2,416,000
54,688	Knight-Swift Transportation Holdings, Inc.	2,730,025
15,609	Landstar System, Inc.	2,879,548
141,712	Marten Transport Ltd.	2,614,586
13,720	Old Dominion Freight Line, Inc.	2,422,952
132,901	Schneider National, Inc., Class B	3,210,888
76,915	Werner Enterprises, Inc.	2,755,865
		19,029,864
	Health Care Providers & Services – 1.0%
4,687	Chemed Corp.	2,543,072
5,803	Elevance Health, Inc.	3,144,414
6,082	UnitedHealth Group, Inc.	3,097,319
		8,784,805
	Hotel & Resort REITs – 0.3%
183,693	Apple Hospitality REIT, Inc.	2,670,896
	Hotels, Restaurants & Leisure – 0.6%
18,002	Darden Restaurants, Inc.	2,724,062
159,708	Wendy’s (The) Co.	2,708,648
		5,432,710
	Household Durables – 0.3%
17,496	Lennar Corp., Class A	2,622,126
	Household Products – 0.4%
18,545	Procter & Gamble (The) Co.	3,058,441
	Insurance – 5.4%
35,044	Aflac, Inc.	3,129,780
22,046	American Financial Group, Inc.	2,712,099
34,370	Brown & Brown, Inc.	3,073,022
11,612	Chubb Ltd.	2,961,989
24,233	Cincinnati Financial Corp.	2,861,917
36,210	CNA Financial Corp.	1,668,195
7,570	Everest Group Ltd.	2,884,321
25,856	Globe Life, Inc.	2,127,432
29,198	Hartford Financial Services Group (The), Inc.	2,935,567
14,608	Marsh & McLennan Cos., Inc.	3,078,198
97,946	Old Republic International Corp.	3,026,531
11,895	Primerica, Inc.	2,814,119
20,267	RLI Corp.	2,851,364
27,562	Selective Insurance Group, Inc.	2,586,142
13,074	Travelers (The) Cos., Inc.	2,658,467
56,073	Unum Group	2,865,891
34,022	W.R. Berkley Corp.	2,673,449
		46,908,483
	IT Services – 0.6%
8,681	Accenture PLC, Class A	2,633,902
41,055	Cognizant Technology Solutions Corp., Class A	2,791,740
		5,425,642
	Machinery – 3.7%
24,458	AGCO Corp.	2,393,949
12,234	Alamo Group, Inc.	2,116,482
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
7,325	Deere & Co.	$2,736,840
40,290	Donaldson Co., Inc.	2,883,152
28,171	Franklin Electric Co., Inc.	2,713,431
32,194	Graco, Inc.	2,552,340
55,791	Mueller Industries, Inc.	3,176,740
10,960	Nordson Corp.	2,542,062
24,287	PACCAR, Inc.	2,500,104
10,157	Snap-on, Inc.	2,654,938
14,158	Watts Water Technologies, Inc., Class A	2,596,152
20,655	Westinghouse Air Brake Technologies Corp.	3,264,523
		32,130,713
	Media – 0.6%
92,212	Interpublic Group of (The) Cos., Inc.	2,682,447
201,398	TEGNA, Inc.	2,807,488
		5,489,935
	Metals & Mining – 0.7%
9,004	Reliance, Inc.	2,571,542
49,570	Warrior Met Coal, Inc.	3,111,509
		5,683,051
	Oil, Gas & Consumable Fuels – 2.0%
19,074	Chevron Corp.	2,983,555
16,882	Chord Energy Corp.	2,830,774
23,640	ConocoPhillips	2,703,943
23,537	EOG Resources, Inc.	2,962,602
56,559	International Seaways, Inc.	3,344,334
14,933	Marathon Petroleum Corp.	2,590,577
		17,415,785
	Pharmaceuticals – 0.6%
55,484	Bristol-Myers Squibb Co.	2,304,251
19,021	Johnson & Johnson	2,780,109
		5,084,360
	Professional Services – 2.4%
12,048	Automatic Data Processing, Inc.	2,875,737
36,387	Exponent, Inc.	3,461,132
91,317	Genpact Ltd.	2,939,494
19,573	Jacobs Solutions, Inc.	2,734,544
11,633	Kforce, Inc.	722,758
45,757	Korn Ferry	3,072,125
24,503	Paychex, Inc.	2,905,076
37,954	Robert Half, Inc.	2,428,297
		21,139,163
	Semiconductors & Semiconductor Equipment – 0.4%
17,272	Texas Instruments, Inc.	3,359,922
	Software – 0.7%
35,918	Dolby Laboratories, Inc., Class A	2,845,783
7,152	Microsoft Corp.	3,196,587
		6,042,370
	Specialized REITs – 0.3%
10,373	Public Storage	2,983,793
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 1.8%
36,680	Best Buy Co., Inc.	$3,091,757
7,178	Murphy USA, Inc.	3,369,784
18,575	Penske Automotive Group, Inc.	2,768,046
29,668	TJX (The) Cos., Inc.	3,266,447
11,497	Tractor Supply Co.	3,104,190
		15,600,224
	Textiles, Apparel & Luxury Goods – 0.3%
26,770	Oxford Industries, Inc.	2,681,016
	Trading Companies & Distributors – 1.5%
15,231	Applied Industrial Technologies, Inc.	2,954,814
39,005	Fastenal Co.	2,451,074
31,005	MSC Industrial Direct Co., Inc., Class A	2,459,007
56,220	Rush Enterprises, Inc., Class A	2,353,931
6,965	Watsco, Inc.	3,226,467
		13,445,293
	Total Common Stocks	406,307,764
	(Cost $360,876,449)

Total Investments – 98.7%	859,079,794
(Cost $835,504,060)

Net Other Assets and Liabilities – 1.3%	11,324,844
Net Assets – 100.0%	$870,404,638

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At June 30, 2024, securities noted as such amounted to $42,193,517 or 4.8% of net assets.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$421,345,151	$—	$421,345,151	$—
Foreign Corporate Bonds and Notes*	29,087,727	—	29,087,727	—
U.S. Government Bonds and Notes	2,339,152	—	2,339,152	—
Common Stocks*	406,307,764	406,307,764	—	—
Total Investments	$859,079,794	$406,307,764	$452,772,030	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 50.2%
	Capital Markets – 50.2%
71,184	First Trust Institutional Preferred Securities and Income ETF (a)	$1,307,650
35,234	First Trust Intermediate Government Opportunities ETF (a)	704,335
18,914	First Trust Limited Duration Investment Grade Corporate ETF (a)	354,448
24,203	First Trust Preferred Securities and Income ETF (a)	420,164
49,024	First Trust Senior Loan ETF (a)	2,240,887
37,234	First Trust Tactical High Yield ETF (a)	1,512,818
500	iShares 20+ Year Treasury Bond ETF	45,890
12,468	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,335,572
7,500	iShares MBS ETF	688,575
	Total Exchange-Traded Funds	8,610,339
	(Cost $8,606,845)
COMMON STOCKS (b) – 34.9%
	Aerospace & Defense – 0.3%
114	Northrop Grumman Corp.	49,698
	Banks – 0.7%
593	JPMorgan Chase & Co.	119,940
	Beverages – 0.3%
276	PepsiCo, Inc.	45,521
	Capital Markets – 0.3%
433	Intercontinental Exchange, Inc.	59,273
	Construction & Engineering – 0.1%
81	Quanta Services, Inc.	20,581
	Consumer Finance – 0.4%
298	American Express Co.	69,002
	Consumer Staples Distribution & Retail – 0.7%
292	Target Corp.	43,227
1,063	Walmart, Inc.	71,976
		115,203
	Containers & Packaging – 0.2%
159	Packaging Corp. of America	29,027
	Distributors – 0.2%
115	Pool Corp.	35,343
	Diversified REITs – 0.5%
2,928	Essential Properties Realty Trust, Inc.	81,135
	Electric Utilities – 1.9%
642	Alliant Energy Corp.	32,678
492	American Electric Power Co., Inc.	43,168
216	Duke Energy Corp.	21,650
298	Entergy Corp.	31,886
606	Evergy, Inc.	32,100
542	Fortis, Inc. (CAD)	21,065
112	IDACORP, Inc.	10,433
316	NextEra Energy, Inc.	22,376
1,548	PPL Corp.	42,802
573	Southern (The) Co.	44,447
587	Xcel Energy, Inc.	31,352
		333,957
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Electrical Equipment – 0.3%
152	Eaton Corp PLC	$47,660
	Energy Equipment & Services – 0.5%
1,852	Archrock, Inc.	37,448
1,321	Halliburton Co.	44,623
		82,071
	Financial Services – 0.4%
282	Visa, Inc., Class A	74,017
	Food Products – 0.7%
2,357	Conagra Brands, Inc.	66,986
694	Mondelez International, Inc., Class A	45,415
		112,401
	Gas Utilities – 1.0%
1,206	AltaGas Ltd. (CAD)	27,248
449	Atmos Energy Corp.	52,376
1,185	National Fuel Gas Co.	64,215
495	ONE Gas, Inc.	31,606
		175,445
	Ground Transportation – 0.2%
175	Union Pacific Corp.	39,595
	Health Care Equipment & Supplies – 0.2%
346	Abbott Laboratories	35,953
	Health Care Providers & Services – 0.9%
411	Cencora, Inc.	92,598
115	UnitedHealth Group, Inc.	58,565
		151,163
	Health Care REITs – 2.0%
3,196	CareTrust REIT, Inc.	80,220
2,553	Omega Healthcare Investors, Inc.	87,440
5,441	Sabra Health Care REIT, Inc.	83,791
1,689	Ventas, Inc.	86,578
		338,029
	Hotel & Resort REITs – 0.9%
5,371	Apple Hospitality REIT, Inc.	78,095
4,235	Host Hotels & Resorts, Inc.	76,145
		154,240
	Hotels, Restaurants & Leisure – 0.2%
395	Starbucks Corp.	30,751
	Independent Power & Renewable Electricity Producers – 0.3%
1,611	AES (The) Corp.	28,304
973	Clearway Energy, Inc., Class A	22,048
		50,352
	Industrial Conglomerates – 0.1%
105	Honeywell International, Inc.	22,422
	Industrial REITs – 1.5%
501	EastGroup Properties, Inc.	85,220
759	Prologis, Inc.	85,243
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Industrial REITs (Continued)
2,285	STAG Industrial, Inc.	$82,397
		252,860
	Insurance – 0.6%
582	Brown & Brown, Inc.	52,037
213	Chubb Ltd.	54,332
		106,369
	IT Services – 0.4%
207	Accenture PLC, Class A	62,806
	Machinery – 0.7%
191	Caterpillar, Inc.	63,622
100	Parker-Hannifin Corp.	50,581
		114,203
	Media – 0.1%
588	Comcast Corp., Class A	23,026
	Multi-Utilities – 2.1%
143	Ameren Corp.	10,169
1,167	Atco Ltd., Class I (CAD)	33,243
729	CenterPoint Energy, Inc.	22,584
354	CMS Energy Corp.	21,074
216	Dominion Energy, Inc.	10,584
192	DTE Energy Co.	21,314
1,747	Public Service Enterprise Group, Inc.	128,754
1,032	Sempra	78,494
386	WEC Energy Group, Inc.	30,285
		356,501
	Oil, Gas & Consumable Fuels – 4.0%
165	Cheniere Energy, Inc.	28,847
543	ConocoPhillips	62,108
1,348	DT Midstream, Inc.	95,748
889	Enbridge, Inc.	31,640
879	Exxon Mobil Corp.	101,191
1,227	Keyera Corp. (CAD)	33,983
3,437	Kinder Morgan, Inc.	68,293
1,439	ONEOK, Inc.	117,351
727	Targa Resources Corp.	93,623
888	TC Energy Corp.	33,655
543	Williams (The) Cos., Inc.	23,078
		689,517
	Pharmaceuticals – 1.0%
700	AstraZeneca PLC, ADR	54,593
283	Johnson & Johnson	41,363
433	Merck & Co., Inc.	53,605
1,072	Pfizer, Inc.	29,995
		179,556
	Residential REITs – 1.4%
407	AvalonBay Communities, Inc.	84,204
1,191	Equity Residential	82,584
2,284	Invitation Homes, Inc.	81,973
		248,761
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Retail REITs – 1.9%
3,590	Brixmor Property Group, Inc.	$82,893
4,181	Kimco Realty Corp.	81,362
3,778	Kite Realty Group Trust	84,552
550	Simon Property Group, Inc.	83,490
		332,297
	Semiconductors & Semiconductor Equipment – 1.1%
67	Broadcom, Inc.	107,570
427	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	74,217
		181,787
	Software – 2.1%
92	Intuit, Inc.	60,463
242	Microsoft Corp.	108,162
738	Oracle Corp.	104,206
403	SAP SE, ADR	81,289
		354,120
	Specialized REITs – 3.9%
445	American Tower Corp.	86,499
553	Digital Realty Trust, Inc.	84,084
115	Equinix, Inc.	87,009
1,821	Gaming and Leisure Properties, Inc.	82,327
1,035	Iron Mountain, Inc.	92,757
295	Public Storage	84,857
2,736	VICI Properties, Inc.	78,359
2,558	Weyerhaeuser Co.	72,621
		668,513
	Specialty Retail – 0.5%
758	TJX (The) Cos., Inc.	83,456
	Technology Hardware, Storage & Peripherals – 0.2%
175	Apple, Inc.	36,859
	Water Utilities – 0.1%
584	Essential Utilities, Inc.	21,801
	Total Common Stocks	5,985,211
	(Cost $5,327,221)
MASTER LIMITED PARTNERSHIPS – 4.0%
	Chemicals – 0.2%
1,314	Westlake Chemical Partners, L.P.	29,670
	Independent Power & Renewable Electricity Producers – 0.1%
730	NextEra Energy Partners, L.P. (c)	20,177
	Oil, Gas & Consumable Fuels – 3.7%
740	Cheniere Energy Partners, L.P.	36,341
10,001	Energy Transfer, L.P.	162,216
7,453	Enterprise Products Partners, L.P.	215,988
611	Hess Midstream, L.P., Class A (c)	22,265
2,539	MPLX, L.P.	108,136
4,503	Plains GP Holdings, L.P., Class A	84,747
		629,693
	Total Master Limited Partnerships	679,540
	(Cost $514,317)

See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 9.1%
$2,644	U.S. Treasury Inflation Indexed Bond (d)	0.38%	07/15/25	$2,578
16,918	U.S. Treasury Inflation Indexed Bond (d)	0.13%	10/15/25	16,363
52,783	U.S. Treasury Inflation Indexed Bond (d)	0.63%	01/15/26	51,072
27,646	U.S. Treasury Inflation Indexed Bond (d)	2.00%	01/15/26	27,313
43,042	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/26	41,124
47,091	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/26	45,024
43,603	U.S. Treasury Inflation Indexed Bond (d)	0.13%	10/15/26	41,510
55,815	U.S. Treasury Inflation Indexed Bond (d)	0.38%	01/15/27	53,064
26,432	U.S. Treasury Inflation Indexed Bond (d)	2.38%	01/15/27	26,424
44,420	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/27	41,804
39,735	U.S. Treasury Inflation Indexed Bond (d)	0.38%	07/15/27	37,715
42,339	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/27	41,658
52,117	U.S. Treasury Inflation Indexed Bond (d)	0.50%	01/15/28	49,122
17,960	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/28	17,679
42,859	U.S. Treasury Inflation Indexed Bond (d)	1.25%	04/15/28	41,404
32,956	U.S. Treasury Inflation Indexed Bond (d)	3.63%	04/15/28	34,644
39,972	U.S. Treasury Inflation Indexed Bond (d)	0.75%	07/15/28	37,993
41,971	U.S. Treasury Inflation Indexed Bond (d)	2.38%	10/15/28	42,531
45,945	U.S. Treasury Inflation Indexed Bond (d)	0.88%	01/15/29	43,539
24,827	U.S. Treasury Inflation Indexed Bond (d)	2.50%	01/15/29	25,269
25,343	U.S. Treasury Inflation Indexed Bond (d)	2.13%	04/15/29	25,380
34,331	U.S. Treasury Inflation Indexed Bond (d)	3.88%	04/15/29	37,094
47,805	U.S. Treasury Inflation Indexed Bond (d)	0.25%	07/15/29	43,911
51,185	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/30	46,084
52,586	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/30	47,071
51,793	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/31	45,736
54,983	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/31	48,303
58,818	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/32	50,945
8,832	U.S. Treasury Inflation Indexed Bond (d)	3.38%	04/15/32	9,647
50,721	U.S. Treasury Inflation Indexed Bond (d)	0.63%	07/15/32	45,501
51,578	U.S. Treasury Inflation Indexed Bond (d)	1.13%	01/15/33	47,743
48,523	U.S. Treasury Inflation Indexed Bond (d)	1.38%	07/15/33	45,840
49,981	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/34	48,524
23,211	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/40	22,994
34,076	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/41	33,818
31,638	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/42	24,742
29,458	U.S. Treasury Inflation Indexed Bond (d)	0.63%	02/15/43	22,144
30,674	U.S. Treasury Inflation Indexed Bond (d)	1.38%	02/15/44	26,315
31,024	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/45	23,265
27,789	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/46	21,708
24,679	U.S. Treasury Inflation Indexed Bond (d)	0.88%	02/15/47	18,552
22,887	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/48	17,543
18,691	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/49	14,213
18,294	U.S. Treasury Inflation Indexed Bond (d)	0.25%	02/15/50	11,183
21,678	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/51	12,553
22,527	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/52	12,810
21,096	U.S. Treasury Inflation Indexed Bond (d)	1.50%	02/15/53	17,742
10,217	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/54	9,944
	Total U.S. Government Bonds and Notes			1,549,135
	(Cost $1,586,252)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
312	Series 1999-56, Class Z	7.00%	12/01/29	314
461	Series 2002-67, Class PE	5.50%	11/01/32	467
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Freddie Mac REMICS
$5	Series 1996-1847, Class LL	7.50%	04/01/26	$6
786	Series 1999-2130, Class KB	6.38%	03/01/29	789
	Total U.S. Government Agency Mortgage-Backed Securities			1,576
	(Cost $1,605)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/01/25	0
	MASTR Alternative Loan Trust
26	Series 2005-1, Class 5A1	5.50%	01/01/26	22
	Total Mortgage-Backed Securities			22
	(Cost $324)
	Total Investments – 98.2%			16,825,823
	(Cost $16,036,564)

Net Other Assets and Liabilities – 1.8%	313,877
Net Assets – 100.0%	$17,139,700

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$8,610,339	$8,610,339	$—	$—
Common Stocks*	5,985,211	5,985,211	—	—
Master Limited Partnerships*	679,540	679,540	—	—
U.S. Government Bonds and Notes	1,549,135	—	1,549,135	—
U.S. Government Agency Mortgage-Backed Securities	1,576	—	1,576	—
Mortgage-Backed Securities	22	—	22	—
Total Investments	$16,825,823	$15,275,090	$1,550,733	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.6%
	Capital Markets – 98.6%
72,717	First Trust Consumer Discretionary AlphaDEX® Fund (a)	$4,356,476
11,323	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	623,444
23,314	First Trust Dow Jones Internet Index Fund (a) (b)	4,777,971
26,900	First Trust Emerging Markets AlphaDEX® Fund (a)	643,986
4,902	First Trust Eurozone AlphaDEX® ETF (a)	203,398
4,345	First Trust India NIFTY 50 Equal Weight ETF (a)	261,917
66,097	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	4,498,562
4,692	First Trust Japan AlphaDEX® Fund (a)	241,732
52,437	First Trust Large Cap Core AlphaDEX® Fund (a)	5,085,865
43,677	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,351,743
45,514	First Trust Mid Cap Core AlphaDEX® Fund (a)	4,939,475
53,840	First Trust Nasdaq Semiconductor ETF (a)	5,376,462
24,979	First Trust NASDAQ-100-Technology Sector Index Fund (a)	4,932,353
3,676	First Trust Switzerland AlphaDEX® Fund (a)	237,065
6,658	First Trust United Kingdom AlphaDEX® Fund (a)	253,805
28,666	iShares Core U.S. Aggregate Bond ETF	2,782,609
39,394	SPDR Blackstone Senior Loan ETF	1,646,669
17,490	SPDR Bloomberg High Yield Bond ETF	1,648,782
53,979	SPDR Bloomberg Investment Grade Floating Rate ETF	1,665,252
55,540	SPDR Portfolio Short Term Corporate Bond ETF	1,649,538

Total Investments – 98.6%	51,177,104
(Cost $44,463,075)

Net Other Assets and Liabilities – 1.4%	742,023
Net Assets – 100.0%	$51,919,127

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$51,177,104	$51,177,104	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.7%
	Aerospace & Defense – 3.8%
8,796	General Dynamics Corp.	$2,552,072
5,473	Lockheed Martin Corp.	2,556,438
		5,108,510
	Beverages – 5.6%
42,190	Coca-Cola (The) Co.	2,685,394
47,772	Monster Beverage Corp. (a)	2,386,211
14,579	PepsiCo, Inc.	2,404,514
		7,476,119
	Biotechnology – 4.2%
15,255	AbbVie, Inc.	2,616,537
2,831	Regeneron Pharmaceuticals, Inc. (a)	2,975,466
		5,592,003
	Capital Markets – 6.0%
6,088	Ameriprise Financial, Inc.	2,600,733
6,776	Moody’s Corp.	2,852,221
20,539	Raymond James Financial, Inc.	2,538,826
		7,991,780
	Chemicals – 3.7%
5,688	Linde PLC	2,495,951
19,393	PPG Industries, Inc.	2,441,385
		4,937,336
	Commercial Services & Supplies – 1.9%
48,007	Copart, Inc. (a)	2,600,059
	Communications Equipment – 4.0%
52,537	Cisco Systems, Inc.	2,496,033
7,474	Motorola Solutions, Inc.	2,885,338
		5,381,371
	Construction Materials – 1.8%
4,408	Martin Marietta Materials, Inc.	2,388,254
	Consumer Staples Distribution & Retail – 4.4%
3,578	Costco Wholesale Corp.	3,041,264
42,644	Walmart, Inc.	2,887,425
		5,928,689
	Containers & Packaging – 1.9%
14,112	Packaging Corp. of America	2,576,287
	Distributors – 1.6%
15,633	Genuine Parts Co.	2,162,357
	Electronic Equipment, Instruments & Components – 2.3%
46,086	Amphenol Corp., Class A	3,104,814
Shares	Description	Value

	Financial Services – 3.7%
5,575	Mastercard, Inc., Class A	$2,459,467
9,410	Visa, Inc., Class A	2,469,843
		4,929,310
	Food Products – 1.8%
37,272	Mondelez International, Inc., Class A	2,439,080
	Ground Transportation – 3.7%
73,925	CSX Corp.	2,472,791
10,938	Union Pacific Corp.	2,474,832
		4,947,623
	Health Care Equipment & Supplies – 3.8%
23,663	Abbott Laboratories	2,458,823
7,801	Stryker Corp.	2,654,290
		5,113,113
	Health Care Providers & Services – 5.7%
10,616	Cencora, Inc.	2,391,785
4,777	Elevance Health, Inc.	2,588,465
5,066	UnitedHealth Group, Inc.	2,579,911
		7,560,161
	Household Products – 6.2%
29,136	Colgate-Palmolive Co.	2,827,357
20,016	Kimberly-Clark Corp.	2,766,211
16,053	Procter & Gamble (The) Co.	2,647,461
		8,241,029
	Industrial Conglomerates – 2.1%
13,068	Honeywell International, Inc.	2,790,541
	Insurance – 5.7%
10,146	Chubb Ltd.	2,588,042
12,542	Marsh & McLennan Cos., Inc.	2,642,850
30,808	W.R. Berkley Corp.	2,420,892
		7,651,784
	IT Services – 1.9%
37,642	Cognizant Technology Solutions Corp., Class A	2,559,656
	Machinery – 3.6%
10,136	Illinois Tool Works, Inc.	2,401,827
22,831	PACCAR, Inc.	2,350,223
		4,752,050
	Oil, Gas & Consumable Fuels – 1.8%
21,176	Exxon Mobil Corp.	2,437,781
	Pharmaceuticals – 1.9%
17,163	Johnson & Johnson	2,508,544
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 3.8%
10,434	Automatic Data Processing, Inc.	$2,490,492
21,240	Paychex, Inc.	2,518,214
		5,008,706
	Software – 2.1%
6,360	Microsoft Corp.	2,842,602
	Specialty Retail – 6.3%
7,570	Home Depot (The), Inc.	2,605,897
19,039	Ross Stores, Inc.	2,766,747
27,192	TJX (The) Cos., Inc.	2,993,839
		8,366,483
	Technology Hardware, Storage & Peripherals – 2.4%
15,385	Apple, Inc.	3,240,389
	Total Investments – 97.7%	130,636,431
	(Cost $118,703,188)
	Net Other Assets and Liabilities – 2.3%	3,077,640
	Net Assets – 100.0%	$133,714,071

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$130,636,431	$130,636,431	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 97.8%
	Aerospace & Defense – 5.3%
1,646	Airbus SE (EUR)	$226,095
17,414	BAE Systems PLC (GBP)	290,572
1,279	Safran S.A. (EUR)	270,388
		787,055
	Air Freight & Logistics – 1.9%
1,837	DSV A/S (DKK)	281,463
	Beverages – 3.4%
2,119	Carlsberg A/S, Class B (DKK)	254,259
7,957	Diageo PLC (GBP)	250,405
		504,664
	Biotechnology – 2.2%
1,625	CSL Ltd. (AUD)	320,019
	Broadline Retail – 2.0%
6,713	Wesfarmers Ltd. (AUD)	291,892
	Capital Markets – 2.0%
1,414	Deutsche Boerse AG (EUR)	289,387
	Chemicals – 2.1%
64	Givaudan S.A. (CHF)	303,456
	Consumer Staples Distribution & Retail – 1.9%
5,090	Alimentation Couche-Tard, Inc. (CAD)	285,632
	Electric Utilities – 2.2%
44,878	Origin Energy Ltd. (AUD)	325,128
	Electrical Equipment – 6.0%
5,699	ABB Ltd. (CHF)	316,650
2,758	Legrand S.A. (EUR)	273,629
1,264	Schneider Electric SE (EUR)	303,630
		893,909
	Entertainment – 2.0%
9,835	Universal Music Group N.V. (EUR)	292,601
	Financial Services – 2.1%
11,421	Investor AB, Class B (SEK)	312,706
	Food Products – 3.7%
24	Chocoladefabriken Lindt & Spruengli AG (CHF)	280,216
2,671	Nestle S.A. (CHF)	272,674
		552,890
	Hotels, Restaurants & Leisure – 4.3%
10,863	Aristocrat Leisure Ltd. (AUD)	360,596
10,244	Compass Group PLC (GBP)	279,708
		640,304
Shares	Description	Value

	Industrial Conglomerates – 1.9%
1,523	Siemens AG (EUR)	$283,347
	Insurance – 10.2%
1,001	Allianz SE (EUR)	278,189
1,151	Hannover Rueck SE (EUR)	291,772
635	Muenchener Rueckversicherungs- Gesellschaft AG (EUR)	317,585
2,593	Swiss Re AG (CHF)	321,798
567	Zurich Insurance Group AG (CHF)	302,354
		1,511,698
	IT Services – 3.7%
2,707	CGI, Inc. (CAD) (b)	270,195
2,100	Obic Co., Ltd. (JPY)	270,707
		540,902
	Machinery – 5.9%
7,091	Alfa Laval AB (SEK)	310,495
14,037	Epiroc AB, Class A (SEK)	280,104
1,127	Schindler Holding AG (CHF)	283,240
		873,839
	Metals & Mining – 1.9%
9,814	BHP Group Ltd. (AUD)	279,423
	Oil, Gas & Consumable Fuels – 1.8%
3,915	TotalEnergies SE (EUR)	261,335
	Passenger Airlines – 1.6%
2,046	Ryanair Holdings PLC, ADR	238,236
	Personal Care Products – 4.0%
592	L’Oreal S.A. (EUR)	259,972
5,922	Unilever PLC (GBP)	325,267
		585,239
	Pharmaceuticals – 6.2%
14,114	GSK PLC (GBP)	272,886
2,975	Novartis AG (CHF)	318,443
1,146	Roche Holding AG (CHF)	318,245
		909,574
	Professional Services – 7.9%
9,619	Bureau Veritas S.A. (EUR)	266,396
15,688	Computershare Ltd. (AUD)	275,660
1,873	Thomson Reuters Corp. (CAD)	315,729
1,874	Wolters Kluwer N.V. (EUR)	310,677
		1,168,462
	Software – 3.9%
106	Constellation Software, Inc. (CAD)	305,427
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software (Continued)
19,788	Sage Group (The) PLC (GBP)	$272,278
		577,705
	Specialty Retail – 2.0%
6,021	Industria de Diseno Textil S.A. (EUR)	298,938
	Trading Companies & Distributors – 3.6%
3,533	Brenntag SE (EUR)	238,220
7,538	Bunzl PLC (GBP)	286,816
		525,036
	Transportation Infrastructure – 2.1%
1,521	Aena SME S.A. (EUR) (c) (d)	306,236
	Total Common Stocks	14,441,076
	(Cost $13,320,283)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (b) (e) (f) (g)	0
	(Cost $0)
	Total Investments – 97.8%	14,441,076
	(Cost $13,320,283)
	Net Other Assets and Liabilities – 2.2%	327,354
	Net Assets – 100.0%	$14,768,430

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”), and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with the
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	18.4%
United Kingdom	13.4
Australia	12.6
Germany	11.5
France	11.1
Canada	8.0
Sweden	6.1
Netherlands	5.6
Spain	4.1
Denmark	3.6
Japan	1.8
Ireland	1.6
Total Investments	97.8
Net Other Assets and Liabilities	2.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
EUR	33.0%
CHF	18.8
GBP	13.7
AUD	12.8
CAD	8.2
SEK	6.3
DKK	3.7
JPY	1.9
USD	1.6
Total	100.0%

See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,441,076	$14,441,076	$—	$—
Warrants*	— **	—	—	— **
Total Investments	$14,441,076	$14,441,076	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.8%
	Automobiles – 2.5%
1,522	Tesla, Inc. (a)	$301,173
	Biotechnology – 2.2%
250	Regeneron Pharmaceuticals, Inc. (a)	262,758
	Building Products – 2.1%
776	Trane Technologies PLC	255,250
	Capital Markets – 3.8%
537	Ameriprise Financial, Inc.	229,401
1,890	Blackstone, Inc.	233,982
		463,383
	Chemicals – 1.7%
2,816	CF Industries Holdings, Inc.	208,722
	Commercial Services & Supplies – 1.9%
4,232	Copart, Inc. (a)	229,205
	Communications Equipment – 2.6%
909	Arista Networks, Inc. (a)	318,586
	Construction Materials – 1.7%
389	Martin Marietta Materials, Inc.	210,760
	Consumer Finance – 1.8%
969	American Express Co.	224,372
	Electronic Equipment, Instruments & Components – 3.9%
4,062	Amphenol Corp., Class A	273,657
1,884	Jabil, Inc.	204,960
		478,617
	Energy Equipment & Services – 3.3%
5,726	Halliburton Co.	193,424
4,489	Schlumberger N.V.	211,791
		405,215
	Entertainment – 2.2%
403	Netflix, Inc. (a)	271,977
	Financial Services – 7.2%
2,079	Apollo Global Management, Inc.	245,467
760	Corpay, Inc (a)	202,472
491	Mastercard, Inc., Class A	216,609
829	Visa, Inc., Class A	217,588
		882,136
	Health Care Equipment & Supplies – 1.6%
1,712	Dexcom, Inc. (a)	194,107
Shares	Description	Value

	Health Care Providers & Services – 3.6%
936	Cencora, Inc.	$210,881
447	UnitedHealth Group, Inc.	227,639
		438,520
	Hotels, Restaurants & Leisure – 2.0%
3,900	Chipotle Mexican Grill, Inc. (a)	244,335
	Household Durables – 3.7%
1,574	DR Horton, Inc.	221,824
1,490	Lennar Corp., Class A	223,306
		445,130
	Insurance – 3.6%
604	Everest Group Ltd.	230,136
2,733	W.R. Berkley Corp.	214,759
		444,895
	Interactive Media & Services – 4.1%
1,452	Alphabet, Inc., Class A	264,482
465	Meta Platforms, Inc., Class A	234,462
		498,944
	Machinery – 3.4%
631	Caterpillar, Inc.	210,186
2,012	PACCAR, Inc.	207,115
		417,301
	Metals & Mining – 3.2%
1,169	Nucor Corp.	184,796
700	Reliance, Inc.	199,920
		384,716
	Oil, Gas & Consumable Fuels – 3.4%
1,730	ConocoPhillips	197,877
1,680	EOG Resources, Inc.	211,462
		409,339
	Semiconductors & Semiconductor Equipment – 14.4%
1,179	Applied Materials, Inc.	278,232
186	Broadcom, Inc.	298,629
2,101	Enphase Energy, Inc. (a)	209,491
356	KLA Corp.	293,525
378	Monolithic Power Systems, Inc.	310,595
2,937	NVIDIA Corp.	362,837
		1,753,309
	Software – 12.0%
798	Cadence Design Systems, Inc. (a)	245,584
370	Intuit, Inc.	243,168
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
806	Palo Alto Networks, Inc. (a)	$273,242
313	ServiceNow, Inc. (a)	246,228
438	Synopsys, Inc. (a)	260,636
887	Workday, Inc., Class A (a)	198,298
		1,467,156
	Specialty Retail – 2.2%
2,397	TJX (The) Cos., Inc.	263,910
	Textiles, Apparel & Luxury Goods – 3.7%
280	Deckers Outdoor Corp. (a)	271,026
2,367	NIKE, Inc., Class B	178,401
		449,427
	Total Investments – 97.8%	11,923,243
	(Cost $10,787,917)
	Net Other Assets and Liabilities – 2.2%	272,302
	Net Assets – 100.0%	$12,195,545

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,923,243	$11,923,243	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 103.3%
	Aerospace & Defense – 4.0%
384	General Dynamics Corp.	$111,414
239	Lockheed Martin Corp.	111,637
		223,051
	Beverages – 5.9%
1,840	Coca-Cola (The) Co.	117,116
2,083	Monster Beverage Corp. (b)	104,046
636	PepsiCo, Inc.	104,895
		326,057
	Biotechnology – 4.4%
665	AbbVie, Inc.	114,061
123	Regeneron Pharmaceuticals, Inc. (b)	129,277
		243,338
	Capital Markets – 6.3%
265	Ameriprise Financial, Inc.	113,205
295	Moody’s Corp.	124,174
896	Raymond James Financial, Inc.	110,755
		348,134
	Chemicals – 3.9%
248	Linde PLC	108,825
846	PPG Industries, Inc.	106,503
		215,328
	Commercial Services & Supplies – 2.1%
2,093	Copart, Inc. (b)	113,357
	Communications Equipment – 4.3%
2,291	Cisco Systems, Inc.	108,846
326	Motorola Solutions, Inc.	125,852
		234,698
	Construction Materials – 1.9%
192	Martin Marietta Materials, Inc.	104,026
	Consumer Staples Distribution & Retail – 4.7%
156	Costco Wholesale Corp.	132,598
1,859	Walmart, Inc.	125,873
		258,471
	Containers & Packaging – 2.0%
615	Packaging Corp. of America	112,274
	Distributors – 1.7%
682	Genuine Parts Co.	94,334
	Electronic Equipment, Instruments & Components – 2.5%
2,009	Amphenol Corp., Class A	135,346
	Financial Services – 3.9%
243	Mastercard, Inc., Class A	107,202
410	Visa, Inc., Class A	107,613
		214,815
	Food Products – 1.9%
1,625	Mondelez International, Inc., Class A	106,340
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ground Transportation – 3.9%
3,223	CSX Corp.	$107,809
477	Union Pacific Corp.	107,926
		215,735
	Health Care Equipment & Supplies – 4.0%
1,032	Abbott Laboratories	107,235
340	Stryker Corp.	115,685
		222,920
	Health Care Providers & Services – 6.0%
463	Cencora, Inc.	104,314
208	Elevance Health, Inc.	112,707
221	UnitedHealth Group, Inc.	112,546
		329,567
	Household Products – 6.5%
1,270	Colgate-Palmolive Co.	123,241
873	Kimberly-Clark Corp.	120,648
700	Procter & Gamble (The) Co.	115,444
		359,333
	Industrial Conglomerates – 2.2%
570	Honeywell International, Inc.	121,718
	Insurance – 6.1%
442	Chubb Ltd.	112,745
547	Marsh & McLennan Cos., Inc.	115,264
1,352	W.R. Berkley Corp.	106,240
		334,249
	IT Services – 2.0%
1,641	Cognizant Technology Solutions Corp., Class A	111,588
	Machinery – 3.8%
442	Illinois Tool Works, Inc.	104,737
996	PACCAR, Inc.	102,528
		207,265
	Oil, Gas & Consumable Fuels – 1.9%
923	Exxon Mobil Corp.	106,256
	Pharmaceuticals – 2.0%
748	Johnson & Johnson	109,328
	Professional Services – 4.0%
455	Automatic Data Processing, Inc.	108,604
926	Paychex, Inc.	109,787
		218,391
	Software – 2.2%
277	Microsoft Corp.	123,805
	Specialty Retail – 6.6%
330	Home Depot (The), Inc.	113,599
830	Ross Stores, Inc.	120,616
1,186	TJX (The) Cos., Inc.	130,578
		364,793
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Technology Hardware, Storage & Peripherals – 2.6%
671	Apple, Inc.	$141,326
	Total Investments – 103.3%	5,695,843
	(Cost $5,554,113)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.0%
	Put Options Purchased – 0.0%
9	S&P 500® Index	$4,914,432	$4,720.00	07/19/24	1,035
23	S&P 500® Mini Index	1,255,915	472.00	07/19/24	265
	Total Purchased Options				1,300
	(Cost $55,566)
WRITTEN OPTIONS – (5.1)%
	Call Options Written – (5.1)%
(9)	S&P 500® Index	(4,914,432)	5,250.00	07/19/24	(223,857)
(23)	S&P 500® Mini Index	(1,255,915)	524.00	07/19/24	(58,547)
	Total Call Options Written				(282,404)
	(Premiums received $91,662)
	Put Options Written – (0.0)%
(9)	S&P 500® Index	(4,914,432)	3,975.00	07/19/24	(270)
(23)	S&P 500® Mini Index	(1,255,915)	400.00	07/19/24	(23)
	Total Put Options Written				(293)
	(Premiums received $11,173)
	Total Written Options				(282,697)
	(Premiums received $102,835)

Net Other Assets and Liabilities – 1.8%	96,893
Net Assets – 100.0%	$5,511,339

(a)	All or a portion of these securities are pledged to cover index call options written. At June 30, 2024, the segregated value of these securities amounts to $2,937,544.
(b)	Non-income producing security.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,695,843	$5,695,843	$—	$—
Purchased Options	1,300	1,300	—	—
Total	$5,697,143	$5,697,143	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(282,697)	$(282,697)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Variable Insurance Trust
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
ASSETS:
Investments, at value - Unaffiliated	$ 859,079,794	$ 10,285,521	$ 9,392,850
Investments, at value - Affiliated	—	6,540,302	41,784,254
Total investments, at value	859,079,794	16,825,823	51,177,104
Cash	5,987,924	350,653	805,549
Foreign currency	—	604	—
Restricted Cash	—	—	—
Options contracts purchased, at value	—	—	—
Receivables:
Interest	6,080,060	5,775	—
Dividends	404,728	13,076	—
Fund shares sold	240,117	233	6,324
Reclaims	—	508	—
From investment advisor	—	19,980	5,495
Prepaid expenses	2,174	1,095	107
Total Assets	871,794,797	17,217,747	51,994,579
LIABILITIES:
Options contracts written, at value	—	—	—
Payables:
Investment advisory fees	430,566	—	—
Fund shares redeemed	380,426	1,245	6,888
12b-1 distribution and service fees	179,402	3,495	10,633
Administrative service fees	143,522	2,796	8,506
Licensing fees	63,029	—	12,908
Administrative fees	54,725	2,779	2,182
Shareholder reporting fees	50,174	3,194	6,565
Custodian fees	44,324	21,754	4,053
Transfer agent fees	18,136	7,262	7,394
Audit and tax fees	18,011	30,673	13,442
Commitment and administrative agency fees	4,389	2,394	—
Legal fees	1,240	424	194
Trustees’ fees and expenses	771	1,286	1,271
Financial reporting fees	745	745	738
Other liabilities	699	—	678
Total Liabilities	1,390,159	78,047	75,452
NET ASSETS	$870,404,638	$17,139,700	$51,919,127
NET ASSETS consist of:
Paid-in capital	$ 823,461,907	$ 16,193,436	$ 48,050,522
Accumulated distributable earnings (loss)	46,942,731	946,264	3,868,605
NET ASSETS	$870,404,638	$17,139,700	$51,919,127
Investments, at cost - Unaffiliated	$835,504,060	$9,463,880	$9,717,551
Investments, at cost - Affiliated	$—	$6,572,684	$34,745,524
Total investments, at cost	$835,504,060	$16,036,564	$44,463,075
Premiums paid on options contracts purchased	$—	$—	$—
Premiums received on options contracts written	$—	$—	$—
Foreign currency, at cost	$—	$604	$—
Class I Shares:
NET ASSETS	$870,404,638	$17,139,700	$51,919,127
NET ASSET VALUE, per share	$13.13	$10.74	$12.30
Number of Shares outstanding	66,292,751	1,595,951	4,221,822
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$ 130,636,431	$ 14,441,076	$ 11,923,243	$ 5,695,843
—	—	—	—
130,636,431	14,441,076	11,923,243	5,695,843
2,910,310	239,800	283,931	44,809
—	8,532	—	—
—	—	—	42,409
—	—	—	1,300

—	—	—	115
150,661	14,573	3,544	6,468
151,043	60,082	12,642	16,131
—	30,550	—	—
—	13,266	6,769	8,886
236	3,794	225	671
133,848,681	14,811,673	12,230,354	5,816,632

—	—	—	282,697

38,257	—	—	—
160	170	36	7
27,316	3,050	2,397	1,119
21,853	2,440	1,918	895
9,670	1,046	796	346
5,119	5,581	—	73
1,123	1,411	764	768
5,593	3,792	3,947	7,126
8,031	6,904	5,101	5,369
15,052	16,793	17,743	4,692
—	—	—	—
120	16	65	—
1,220	1,295	1,297	1,301
745	745	745	745
351	—	—	155
134,610	43,243	34,809	305,293
$ 133,714,071	$ 14,768,430	$ 12,195,545	$ 5,511,339

$ 120,312,085	$ 13,992,723	$ 10,506,669	$ 5,619,685
13,401,986	775,707	1,688,876	(108,346)
$ 133,714,071	$ 14,768,430	$ 12,195,545	$ 5,511,339
$118,703,188	$13,320,283	$10,787,917	$5,554,113
$—	$—	$—	$—
$118,703,188	$13,320,283	$10,787,917	$5,554,113
$—	$—	$—	$55,566
$—	$—	$—	$102,835
$—	$8,562	$—	$—

$ 133,714,071	$ 14,768,430	$ 12,195,545	$ 5,511,339
$14.23	$12.54	$14.11	$9.65
9,399,225	1,177,672	864,269	570,840
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
INVESTMENT INCOME:
Interest	$ 11,160,070	$ 70,680	$—
Dividends - Unaffiliated	4,733,501	252,809	229,980
Dividends - Affiliated	—	343,550	130,590
Foreign withholding tax on dividend income	(14,368)	(1,678)	—
Other	—	2,060	—
Total investment income	15,879,203	667,421	360,570
EXPENSES:
Investment advisory fees	2,655,445	88,881	90,158
12b-1 distribution and/or service fees:
Class I	1,105,834	36,975	64,272
Administrative service fees	885,141	29,562	51,476
Administrative fees	226,954	5,904	6,814
Licensing fees	142,217	—	25,913
Legal fees	98,664	8,326	4,847
Custodian fees	44,462	21,707	2,552
Transfer agent fees	41,907	23,118	23,403
Commitment and administrative agency fees	35,086	14,679	—
Shareholder reporting fees	20,999	10,339	13,741
Audit and tax fees	18,423	30,770	15,015
Trustees’ fees and expenses	11,058	10,713	10,717
Financial reporting fees	4,599	4,599	4,603
Other	7,269	1,758	611
Total expenses	5,298,058	287,331	314,122
Fees waived and expenses reimbursed by the investment advisor	—	(165,155)	(115,753)
Net expenses	5,298,058	122,176	198,369
NET INVESTMENT INCOME (LOSS)	10,581,145	545,245	162,201
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	23,227,463	739,968	(29,790)
Investments - Affiliated	—	(704,501)	1,042,913
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency transactions	—	(525)	—
Net realized gain (loss)	23,227,463	34,942	1,013,123
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(22,492,882)	(569,140)	(38,109)
Investments - Affiliated	—	629,011	2,721,451
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency translation	—	(7)	—
Net change in unrealized appreciation (depreciation)	(22,492,882)	59,864	2,683,342
NET REALIZED AND UNREALIZED GAIN (LOSS)	734,581	94,806	3,696,465
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,315,726	$ 640,051	$ 3,858,666
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$24,821	$4,439	$—	$98
1,102,515	249,755	43,586	37,431
—	—	—	—
—	(28,696)	—	—
—	26	—	365
1,127,336	225,524	43,586	37,894

314,781	39,645	28,807	15,217

156,978	16,112	12,003	5,072
125,798	12,082	9,205	2,838
24,959	7,471	—	—
18,788	5,401	1,436	608
13,038	1,892	1,564	(1,568)
6,144	4,902	1,947	3,462
24,844	22,578	14,568	11,998
—	—	—	—
13,118	12,364	11,746	12,593
15,049	16,740	14,145	17,625
10,744	10,703	10,701	10,699
4,599	4,599	4,599	4,599
1,199	629	591	471
730,039	155,118	111,312	83,614
(37,939)	(76,239)	(53,699)	(58,253)
692,100	78,879	57,613	25,361
435,236	146,645	(14,027)	12,533

3,484,110	361,496	571,888	215,953
—	—	—	—
—	—	—	(64,167)
—	—	—	(144,439)
—	(807)	—	—
3,484,110	360,689	571,888	7,347

2,460,500	(229,234)	463,348	(2,090)
—	—	—	—
—	—	—	(27,679)
—	—	—	(62,245)
—	(1,040)	—	—
2,460,500	(230,274)	463,348	(92,014)
5,944,610	130,415	1,035,236	(84,667)
$6,379,846	$277,060	$1,021,209	$(72,134)
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets

	First Trust/Dow Jones Dividend & Income Allocation Portfolio		First Trust Multi Income Allocation Portfolio
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$ 10,581,145	$ 20,524,750	$ 545,245	$ 1,228,147
Net realized gain (loss)	23,227,463	8,118,488	34,942	952,234
Net change in unrealized appreciation (depreciation)	(22,492,882)	60,861,572	59,864	885,133
Net increase (decrease) in net assets resulting from operations	11,315,726	89,504,810	640,051	3,065,514
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(18,479,328)	(35,520,276)	(1,469,394)	(2,274,103)
Class II Shares	—	(66,821)	—	(10,044)
Total distributions to shareholders from investment operations	(18,479,328)	(35,587,097)	(1,469,394)	(2,284,147)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	12,272,993	29,596,417	2,361,056	4,008,852
Proceeds from shares reinvested	18,479,328	35,587,097	1,469,394	2,284,147
Cost of shares redeemed	(64,819,480)	(117,038,003)	(22,200,392)	(8,000,136)
Net increase (decrease) in net assets resulting from capital transactions	(34,067,159)	(51,854,489)	(18,369,942)	(1,707,137)
Total increase (decrease) in net assets	(41,230,761)	2,063,224	(19,199,285)	(925,770)
NET ASSETS:
Beginning of period	911,635,399	909,572,175	36,338,985	37,264,755
End of period	$ 870,404,638	$ 911,635,399	$ 17,139,700	$ 36,338,985

(a)	The Fund’s shares were seeded on May 15, 2023, and commenced operations on May 16, 2023.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio		First Trust Capital Strength® Portfolio		First Trust International Developed Capital Strength® Portfolio		First Trust Growth StrengthTM Portfolio
Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Period Ended 12/31/2023 (a)

$ 162,201	$ 996,373	$ 435,236	$ 1,008,758	$ 146,645	$ 57,573	$ (14,027)	$ 4,281
1,013,123	(1,118,129)	3,484,110	1,088,954	360,689	(57,047)	571,888	46,908
2,683,342	5,265,615	2,460,500	6,652,104	(230,274)	1,358,341	463,348	671,978
3,858,666	5,143,859	6,379,846	8,749,816	277,060	1,358,867	1,021,209	723,167

(132,288)	(971,682)	(410,945)	(978,326)	(196,812)	(45,199)	(4,313)	(51,187)
—	(6,917)	—	(15,748)	—	(7,869)	—	—
(132,288)	(978,599)	(410,945)	(994,074)	(196,812)	(53,068)	(4,313)	(51,187)

2,891,694	4,366,677	20,087,911	43,203,399	4,848,044	6,832,898	5,538,912	6,868,897
132,288	978,599	410,945	994,074	196,812	53,068	4,314	51,187
(5,192,392)	(6,916,235)	(11,071,330)	(20,734,498)	(2,757,494)	(1,794,446)	(1,550,254)	(406,387)
(2,168,410)	(1,570,959)	9,427,526	23,462,975	2,287,362	5,091,520	3,992,972	6,513,697
1,557,968	2,594,301	15,396,427	31,218,717	2,367,610	6,397,319	5,009,868	7,185,677

50,361,159	47,766,858	118,317,644	87,098,927	12,400,820	6,003,501	7,185,677	—
$ 51,919,127	$ 50,361,159	$ 133,714,071	$ 118,317,644	$ 14,768,430	$ 12,400,820	$ 12,195,545	$ 7,185,677
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® Hedged Equity Portfolio
	Six Months Ended 6/30/2024 (Unaudited)	Period Ended 12/31/2023 (b)
OPERATIONS:
Net investment income (loss)	$ 12,533	$ 8,227
Net realized gain (loss)	7,347	(24,200)
Net change in unrealized appreciation (depreciation)	(92,014)	(384)
Net increase (decrease) in net assets resulting from operations	(72,134)	(16,357)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(12,970)	(6,885)
Class II Shares	—	—
Total distributions to shareholders from investment operations	(12,970)	(6,885)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	4,256,701	3,561,578
Proceeds from shares reinvested	12,970	6,885
Cost of shares redeemed	(1,655,157)	(563,292)
Net increase (decrease) in net assets resulting from capital transactions	2,614,514	3,005,171
Total increase (decrease) in net assets	2,529,410	2,981,929
NET ASSETS:
Beginning of period	2,981,929	—
End of period	$ 5,511,339	$ 2,981,929

(b)	The Fund’s shares were seeded on August 13, 2023, and commenced operations on August 14, 2023.
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
Class I Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 13.24	$ 12.47	$ 16.63	$ 15.07	$ 14.68	$ 12.82
Income from investment operations:
Net investment income (loss)	0.16 (a)	0.29 (a)	0.20	0.16 (a)	0.21 (a)	0.23
Net realized and unrealized gain (loss)	0.02	0.99	(2.32)	1.67	0.85	2.39
Total from investment operations	0.18	1.28	(2.12)	1.83	1.06	2.62
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.29)	(0.19)	(0.15)	(0.21)	(0.22)
Net realized gain	(0.12)	(0.22)	(1.85)	(0.12)	(0.46)	(0.54)
Total distributions	(0.29)	(0.51)	(2.04)	(0.27)	(0.67)	(0.76)
Net asset value, end of period	$13.13	$13.24	$12.47	$16.63	$15.07	$14.68
Total return (b) (c)	1.31%	10.51%	(12.20)%	12.25%	7.81%	20.77%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 870,405	$ 909,989	$ 907,939	$ 1,080,143	$ 1,000,640	$ 961,210
Ratio of total expenses to average net assets	1.20% (d)	1.19%	1.20%	1.19%	1.21%	1.21%
Ratio of net expenses to average net assets	1.20% (d)	1.19%	1.20%	1.19%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	2.39% (d)	2.29%	1.44%	0.99%	1.49%	1.65%
Portfolio turnover rate	72%	124%	119%	120%	105%	89%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)	Annualized.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
Class I Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 11.36	$ 11.13	$ 12.60	$ 11.44	$ 11.55	$ 10.17
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.38 (a)	0.31	0.27 (a)	0.22	0.26
Net realized and unrealized gain (loss)	0.17	0.58	(1.27)	1.17	0.05	1.40
Total from investment operations	0.38	0.96	(0.96)	1.44	0.27	1.66
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.39)	(0.34)	(0.28)	(0.24)	(0.27)
Net realized gain	(0.49)	(0.34)	(0.17)	—	(0.14)	(0.01)
Total distributions	(1.00)	(0.73)	(0.51)	(0.28)	(0.38)	(0.28)
Net asset value, end of period	$10.74	$11.36	$11.13	$12.60	$11.44	$11.55
Total return (b) (c)	3.40%	8.94%	(7.52)%	12.69%	2.49%	16.38%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,140	$ 36,174	$ 37,121	$ 40,243	$ 32,345	$ 31,012
Ratio of total expenses to average net assets (d)	1.94% (e)	1.80%	1.73%	1.81%	1.77%	1.80%
Ratio of net expenses to average net assets (d)	0.83% (e)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (d)	3.69% (e)	3.40%	2.61%	2.22%	2.04%	2.42%
Portfolio turnover rate	20%	52%	50%	36%	49%	30%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratio of total expenses to average net assets, ratio of net expenses to average net assets, and ratio of net investment income (loss)
to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests in.

(e)	Annualized.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
Class I Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 11.44	$ 10.49	$ 15.10	$ 13.68	$ 12.37	$ 10.45
Income from investment operations:
Net investment income (loss)	0.04 (a)	0.23 (a)	0.20	0.06	0.06	0.08
Net realized and unrealized gain (loss)	0.85	0.94	(2.75)	1.83	1.31	2.10
Total from investment operations	0.89	1.17	(2.55)	1.89	1.37	2.18
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.22)	(0.18)	(0.06)	(0.06)	(0.08)
Net realized gain	—	—	(1.88)	(0.41)	—	(0.18)
Total distributions	(0.03)	(0.22)	(2.06)	(0.47)	(0.06)	(0.26)
Net asset value, end of period	$12.30	$11.44	$10.49	$15.10	$13.68	$12.37
Total return (b) (c)	7.79%	11.28%	(17.05)%	13.87%	11.09%	20.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 51,919	$ 50,012	$ 47,164	$ 67,914	$ 49,762	$ 50,843
Ratio of total expenses to average net assets (d)	1.22% (e)	1.35%	1.21%	1.16%	1.35%	1.23%
Ratio of net expenses to average net assets (d)	0.77% (e)	0.79%	0.83%	0.72%	0.83%	0.77%
Ratio of net investment income (loss) to average net assets (d)	0.63% (e)	2.11%	1.58%	0.39%	0.48%	0.62%
Portfolio turnover rate	21%	161%	220%	78%	284%	34%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratio of total expenses to average net assets, ratio of net expenses to average net assets, and ratio of net investment income (loss)
to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests in.

(e)	Annualized.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,			Period Ended 12/31/2020 (a)
Class I Shares		2023	2022	2021
Net asset value, beginning of period	$ 13.55	$ 12.69	$ 14.33	$ 12.06	$ 10.00
Income from investment operations:
Net investment income (loss)	0.05 (b)	0.13 (b)	0.08	0.07	0.02
Net realized and unrealized gain (loss)	0.67	0.85	(1.61)	2.95	2.39
Total from investment operations	0.72	0.98	(1.53)	3.02	2.41
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.12)	(0.08)	(0.07)	(0.02)
Net realized gain	—	—	(0.03)	(0.68)	(0.33)
Total distributions	(0.04)	(0.12)	(0.11)	(0.75)	(0.35)
Net asset value, end of period	$14.23	$13.55	$12.69	$14.33	$12.06
Total return (c) (d)	5.34%	7.75%	(10.68)%	25.29%	24.17%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 133,714	$ 117,039	$ 85,561	$ 59,093	$ 14,831
Ratio of total expenses to average net assets	1.16% (e)	1.19%	1.27%	1.52%	4.37% (e)
Ratio of net expenses to average net assets	1.10% (e)	1.10%	1.10%	1.10%	1.10% (e)
Ratio of net investment income (loss) to average net assets	0.69% (e)	1.01%	0.67%	0.65%	0.60% (e)
Portfolio turnover rate	46%	107%	133%	115%	79%

(a)	The Fund’s shares were seeded on April 30, 2020, and commenced operations on May 1, 2020.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,			Period Ended 12/31/2020 (a)
Class I Shares		2023	2022	2021
Net asset value, beginning of period	$ 12.48	$ 10.75	$ 13.50	$ 12.68	$ 10.00
Income from investment operations:
Net investment income (loss)	0.14 (b)	0.08 (b)	0.14	0.16	0.01
Net realized and unrealized gain (loss)	0.09	1.73	(2.76)	2.22	3.57
Total from investment operations	0.23	1.81	(2.62)	2.38	3.58
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.08)	(0.09)	(0.25)	(0.06)
Net realized gain	—	—	(0.04)	(1.31)	(0.84)
Total distributions	(0.17)	(0.08)	(0.13)	(1.56)	(0.90)
Net asset value, end of period	$12.54	$12.48	$10.75	$13.50	$12.68
Total return (c) (d)	1.83%	16.90%	(19.38)%	19.24%	36.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 14,768	$ 11,270	$ 5,049	$ 3,059	$ 1,199
Ratio of total expenses to average net assets	2.35% (e)	3.17%	5.00%	7.59%	20.98% (e)
Ratio of net expenses to average net assets	1.20% (e)	1.20%	1.20%	1.20%	1.20% (e)
Ratio of net investment income (loss) to average net assets	2.22% (e)	0.65%	1.02%	0.89%	0.14% (e)
Portfolio turnover rate	44%	90%	76%	83%	52%

(a)	The Fund’s shares were seeded on April 30, 2020, and commenced operations on May 1, 2020.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout the period

Class I Shares	Six Months Ended 6/30/2024 (Unaudited)	Period Ended 12/31/2023 (a)
Net asset value, beginning of period	$ 12.63	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	(0.02)	0.02
Net realized and unrealized gain (loss)	1.51	2.71
Total from investment operations	1.49	2.73
Distributions paid to shareholders from:
Net investment income	—	(0.01)
Net realized gain	(0.01)	(0.09)
Total distributions	(0.01)	(0.10)
Net asset value, end of period	$14.11	$12.63
Total return (c) (d)	11.85%	27.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,196	$ 7,186
Ratio of total expenses to average net assets	2.32% (e)	4.46% (e)
Ratio of net expenses to average net assets	1.20% (e)	1.20% (e)
Ratio of net investment income (loss) to average net assets	(0.29)% (e)	0.24% (e)
Portfolio turnover rate	61%	51%

(a)	The Fund’s shares were seeded on May 15, 2023, and commenced operations on May 16, 2023.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout the period

Class I Shares	Six Months Ended 6/30/2024 (Unaudited)	Period Ended 12/31/2023 (a)
Net asset value, beginning of period	$ 9.79	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	0.03	0.05
Net realized and unrealized gain (loss)	(0.15)	(0.23)
Total from investment operations	(0.12)	(0.18)
Distributions paid to shareholders from:
Net investment income	(0.02)	(0.03)
Net asset value, end of period	$9.65	$9.79
Total return (c) (d)	(1.20)%	(1.79)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,511	$ 2,982
Ratio of total expenses to average net assets	4.12% (e)	6.87% (e)
Ratio of net expenses to average net assets	1.25% (e)	1.25% (e)
Ratio of net investment income (loss) to average net assets	0.62% (e)	1.25% (e)
Portfolio turnover rate	79%	49%

(a)	The Fund’s shares were seeded on August 13, 2023, and commenced operations on August 14, 2023.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
1. Organization
First Trust Variable Insurance Trust (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). This report covers First Trust/Dow Jones Dividend & Income Allocation Portfolio (“First Trust Dow Jones”), which commenced operations on May 1, 2012, First Trust Multi Income Allocation Portfolio (“First Trust Multi Income”), which commenced operations on May 1, 2014, First Trust Dorsey Wright Tactical Core Portfolio (“First Trust Dorsey Wright”), which commenced operations on October 30, 2015, First Trust Capital Strength® Portfolio (“First Trust Capital Strength®”), which commenced operations on May 1, 2020, First Trust International Developed Capital Strength® Portfolio (“First Trust International Developed Capital Strength®”), which commenced operations on May 1, 2020, First Trust Growth Strength™ Portfolio (“First Trust Growth Strength™”), which commenced operations on May 16, 2023, and First Trust Capital Strength® Hedged Equity Portfolio (“First Trust Capital Strength® Hedged Equity”), which commenced operations on August 14, 2023 (each a “Fund” and collectively, the “Funds”). Each of First Trust Capital Strength® Hedged Equity and First Trust Growth Strength™ operates as a non-diversified series of the Trust. Each of First Trust Capital Strength®, First Trust Dorsey Wright, First Trust Dow Jones, First Trust Multi Income and First Trust International Developed Capital Strength® operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund’s shares are sold only to variable insurance accounts (each an “Account”) to fund the benefits of the variable annuity and variable life insurance contracts (each a “Contract” and collectively, the “Contracts”) issued by life insurance companies writing variable annuity contracts and variable life insurance contracts with which the Trust has a contract (each a “Participating Insurance Company”).
First Trust Dow Jones’ investment objective seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. Under normal market conditions, at the time of purchase at least 80% of the Fund’s net assets (including investment borrowings) will be invested in securities of issuers included in a Dow Jones index. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend-paying stocks included in the Dow Jones U.S. Total Stock Market IndexSM. First Trust Advisors L.P. (“First Trust” or the “Advisor”) reserves the right to over-weight, under-weight or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances.
First Trust Dow Jones’ fixed-income component seeks to provide income and preserve capital through investing in a diversified investment-grade debt portfolio. Investment-grade debt securities are those long-term debt securities rated “BBB–” or higher by Standard & Poor’s Financial Services LLC or Fitch, Inc. or “Baa3” or higher by Moody’s Investors Service, Inc., and those short-term debt securities rated “A-3” or higher by Standard & Poor’s Financial Services LLC, “F3” or higher by Fitch, Inc. or “Prime 3” or higher by Moody’s Investor Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate debt will be invested in investment-grade debt securities included in the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM (the “Bond Index”) and other investment-grade debt securities of issuers whose securities are included in the Bond Index; and investment-grade debt securities of issuers included in the Dow Jones Composite AverageTM. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds (“ETFs”) that invest in investment-grade corporate debt securities and U.S. government bonds in lieu of investing directly in such securities. The Fund may also invest in companies with various market capitalizations and when-issued, to-be-announced (“TBA”) and delayed delivery securities.
First Trust Multi Income’s primary investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities (“TIPS”). The Fund is actively managed by First Trust and implementing the strategy involves multiple portfolio management teams.
The Advisor tactically adjusts allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, is 20%. The minimum weight of any asset class, at the time of adjustment, is 5%.
First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust. As a result, First Trust will also earn advisory fees on the underlying ETFs.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment-grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as “junk” bonds. The Fund also invests in the equity securities of domestic and foreign issuers (including emerging markets) listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may invest in equity securities issued by small, mid or large capitalization companies. The Fund may also invest in bank loans, covenant-lite loans, hybrid capital securities, senior loans and when-issued, TBA and delayed delivery securities.
First Trust Dorsey Wright’s investment objective seeks to provide total return. First Trust Dorsey Wright seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in ETFs that comprise the Dorsey Wright Tactical Tilt Moderate CoreTM Index. It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust.
First Trust Capital Strength® seeks to provide capital appreciation. First Trust Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust International Developed Capital Strength® seeks to provide capital appreciation. First Trust International Developed Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The International Developed Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Growth Strength™ seeks to provide long-term capital appreciation. First Trust Growth Strength™ seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise The Growth Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Capital Strength® Hedged Equity seeks to provide long-term capital appreciation. First Trust Capital Strength® Hedged Equity seeks to achieve its investment objective by investing, under normal market conditions, primarily in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc. and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or ETFs that track the S&P 500® Index.
The Funds each offer one share class: Class I. Prior to February 23, 2024, First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength® offered two classes of shares: Class I and Class II. Each class represented an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features. Effective February 23, 2024, Class II shares of each applicable Fund were terminated.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund’s shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee, in accordance with valuation procedures approved by the Trust’s Board of Trustees (the “Board”), and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, MLPs, ETFs, REITs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts (other than FLexible EXchange® Options (“FLEX Options”) contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service.  If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the borrower/issuer, or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
14)
borrower’s/issuer’s competitive position within the industry;
15)
borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2024, is included with each Fund’s Portfolio of Investments.
B. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
First Trust Capital Strength® Hedged Equity purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Fund holds that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by the Fund at June 30, 2024 are FLEX Options.
When the Fund writes (sells) an option, an amount equal to the premium received is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
D. Cash and Cash Equivalents
Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year, cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of First Trust Dow Jones, First Trust Multi Income, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth Strength™, or First Trust Capital Strength® Hedged Equity. The percentage of each Fund’s net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash.
E. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
F. Futures Contracts
First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
H. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
I. Affiliated Transactions
First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to these investments in First Trust Multi Income at June 30, 2024, and for the six months then ended are:
Security Name	Shares at 6/30/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2024	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	71,184	$2,683,094	$ 110,758	$ (1,532,488)	$ 248,586	$ (202,300)	$1,307,650	$62,973
First Trust Intermediate Government Opportunities ETF	35,234	369,450	346,250	—	(11,365)	—	704,335	13,239
First Trust Limited Duration Investment Grade Corporate ETF	18,914	806,899	148,995	(589,050)	(10,408)	(1,988)	354,448	13,056
First Trust Preferred Securities and Income ETF	24,203	862,541	35,735	(494,203)	106,825	(90,734)	420,164	20,440
First Trust Senior Loan ETF	49,024	4,406,227	474,101	(2,614,120)	64,823	(90,144)	2,240,887	149,507
First Trust Tactical High Yield ETF	37,234	3,208,830	209,126	(1,816,353)	230,550	(319,335)	1,512,818	84,335
		$12,337,041	$1,324,965	$(7,046,214)	$629,011	$(704,501)	$6,540,302	$343,550

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
Amounts relating to these investments in First Trust Dorsey Wright at June 30, 2024, and for the six months then ended are:
Security Name	Shares at 6/30/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	72,717	$3,441,837	$1,057,708	$ (250,543)	$76,853	$30,621	$4,356,476	$14,111
First Trust Developed Markets ex-US AlphaDEX® Fund	11,323	2,986,296	7,047	(2,384,260)	(101,417)	115,778	623,444	12,160
First Trust Dow Jones Global Select Dividend Index Fund	—	1,214,684	—	(1,202,783)	(69,524)	57,623	—	—
First Trust Dow Jones Internet Index Fund	23,314	3,411,067	1,151,963	(267,331)	426,837	55,435	4,777,971	—
First Trust Emerging Markets AlphaDEX® Fund	26,900	2,986,134	7,152	(2,387,268)	(97,550)	135,518	643,986	9,122
First Trust Eurozone AlphaDEX® Fund	4,902	—	208,384	—	(4,986)	—	203,398	1,450
First Trust India Nifty 50 Equal Weight ETF	4,345	1,244,732	2,842	(1,009,661)	(94,945)	118,949	261,917	618
First Trust Industrials/Producer Durables AlphaDEX® Fund	66,097	3,407,874	1,100,825	(258,710)	200,700	47,873	4,498,562	15,941
First Trust Japan AlphaDEX® Fund	4,692	1,152,419	2,851	(929,582)	(44,930)	60,974	241,732	3,203
First Trust Large Cap Core AlphaDEX® Fund	52,437	3,630,187	1,356,706	(285,510)	331,166	53,316	5,085,865	24,789
First Trust Large Cap Growth AlphaDEX® Fund	43,677	3,651,306	1,377,023	(297,540)	568,720	52,234	5,351,743	3,228
First Trust Latin America AlphaDEX® Fund	—	1,223,221	2,718	(1,172,280)	(125,002)	71,343	—	2,234
First Trust Mid Cap Core AlphaDEX® Fund	45,514	3,806,680	1,188,285	(279,476)	186,624	37,362	4,939,475	23,706
First Trust Nasdaq Semiconductor ETF	53,840	3,569,383	1,011,525	(275,751)	992,562	78,743	5,376,462	10,985
First Trust NASDAQ-100- Technology Sector Index Fund	24,979	3,486,238	1,098,944	(268,539)	565,065	50,645	4,932,353	1,071
First Trust Switzerland AlphaDEX® Fund	3,676	1,268,638	2,715	(1,001,760)	(108,348)	75,820	237,065	3,676
First Trust United Kingdom AlphaDEX® Fund	6,658	—	247,680	(14,180)	19,626	679	253,805	4,296
		$40,480,696	$9,824,368	$ (12,285,174)	$2,721,451	$1,042,913	$41,784,254	$130,590
J. Dividends and Distributions to Shareholders
Distributions from net investment income of each Fund, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
The tax character of distributions paid by each Fund listed below during the fiscal period ended December 31, 2023, were as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones	$ 20,085,752	$ 15,501,345	$ —
First Trust Multi Income	1,215,837	1,068,310	—
First Trust Dorsey Wright	978,599	—	—
First Trust Capital Strength®	994,074	—	—
First Trust International Developed Capital Strength®	53,068	—	—
First Trust Growth StrengthTM	51,187	—	—
First Trust Capital Strength® Hedged Equity	6,885	—	—
As of December 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 8,380,935	$ 713,727	$ 45,011,671
First Trust Multi Income	323,229	743,384	708,994
First Trust Dorsey Wright	91,700	(3,937,965)	3,988,492
First Trust Capital Strength®	13,592	(1,883,770)	9,303,263
First Trust International Developed Capital Strength®	58,735	(625,010)	1,261,734
First Trust Growth StrengthTM	4,009	54	667,917
First Trust Capital Strength® Hedged Equity	1,342	(155,553)	130,969
K. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2020, 2021, 2022 and 2023 remain open to federal and state audit for First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength®. The taxable period ended 2023 remains open to federal and state audit for First Trust Growth Strength™ and First Trust Capital Strength® Hedged Equity. As of June 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2023, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	3,937,965
First Trust Capital Strength®	1,883,770
First Trust International Developed Capital Strength®	625,010
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	155,553
During the taxable year ended December 31, 2023, the following Fund utilized non-expiring capital loss carryforwards in the following amount:
Capital Loss Carryforward Utilized
First Trust Capital Strength®	$ 1,166,228
As of June 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 835,504,060	$ 59,733,836	$ (36,158,102)	$ 23,575,734
First Trust Multi Income	16,036,564	1,005,083	(215,824)	789,259
First Trust Dorsey Wright	44,463,075	7,175,297	(461,268)	6,714,029
First Trust Capital Strength®	118,703,188	13,899,419	(1,966,176)	11,933,243
First Trust International Developed Capital Strength®	13,320,283	1,377,484	(256,691)	1,120,793
First Trust Growth StrengthTM	10,787,917	1,354,302	(218,976)	1,135,326
First Trust Capital Strength® Hedged Equity	5,506,844	249,518	(341,916)	(92,398)
L. Expenses
Each Fund will pay all expenses directly related to its operations.
Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.
First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Disclaimer in the Other Information section of this report). The Trust, on behalf of First Trust Dow Jones, First Trust Dorsey Wright, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth StrengthTM and First Trust Capital Strength® Hedged Equity, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for First Trust Dow Jones, First Trust Multi Income, First Trust International Developed Capital Strength®, and First Trust Growth StrengthTM, 0.35% of the average daily net assets for

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
First Trust Dorsey Wright, 0.50% of the average daily net assets for First Trust Capital Strength® and 0.75% of the average daily net assets for First Trust Capital Strength® Hedged Equity. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund.
In addition, First Trust Multi Income and First Trust Dorsey Wright incur their respective pro rata share of fees and expenses attributable to each Fund’s investments in other investment companies (“acquired fund fees and expenses”). The total of net expenses and acquired fund fees and expenses represents each Fund’s total net annual operating expenses.
First Trust Multi Income and First Trust have retained Energy Income Partners, LLC (“EIP”) and Stonebridge Advisors LLC (“Stonebridge”) (collectively, the “Sub-Advisors”), affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and ongoing monitoring of certain securities in First Trust Multi Income’s investment portfolio. EIP acts as sub-advisor for, and manages on a discretionary basis the investment and reinvestment of, only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnishes an investment program in respect of and makes investment decisions only with respect to the portion of First Trust Multi Income’s investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income’s investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a nondiscretionary sub-advisor. Stonebridge has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income’s investment portfolio.
For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to EIP after First Trust’s waiver of any of its investment management fee to comply with the then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund’s average daily net assets allocated to Stonebridge.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. FTCP also owns, through a wholly-owned subsidiary, a 51% ownership interest in Stonebridge.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as sub-advisor to First Trust Capital Strength® Hedged Equity. Pursuant to the Investment Management Agreement and the Investment Sub-Advisory Agreement, Vest is responsible for the selection and ongoing monitoring of the securities in the First Trust Capital Strength® Hedge Equity’s investment portfolio, and First Trust will supervise Vest and its management of the investment of the Fund’s assets.
First Trust has agreed to waive fees and/or pay First Trust Dow Jones’, First Trust Multi Income’s and First Trust International Developed Capital Strength®’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% (the “Expense Cap”), of each Fund’s average daily net assets per year at least until May 1, 2025. First Trust has agreed to waive fees and/or pay First Trust Dorsey Wright’s expenses to the extent necessary to prevent the operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2025. For First Trust Dorsey Wright, because acquired fund fees and expenses are estimated, First Trust will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Cap. However, total net annual fund expenses may be higher or lower than the Expense Cap. First Trust has agreed to waive fees and/or pay First Trust Capital Strength®’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.10% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2025. First Trust has agreed to waive fees and/or pay First Trust Growth StrengthTM’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 12, 2025. First Trust has agreed to waive fees and/or pay First Trust Capital Strength® Hedged Equity’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.25% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until August 10, 2025.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived or expenses reimbursed, or (iii) the current Expense Cap. These amounts, if any, are included in “Expenses previously waived or reimbursed” on the Statements of Operations.
The advisory fee waivers and expense reimbursements for the six months ended June 30, 2024, and the expenses borne and fees waived by First Trust subject to recovery from the applicable Fund at June 30, 2024, are included in the following table.
			Fees Waived or Expenses Borne by First Trust Subject to Recovery
	Fees Waived	Expenses Reimbursed	Six Months Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Total
First Trust Multi Income	$ 88,881	$ 76,274	$ 128,662	$ 202,492	$ 215,054	$ 110,204	$ 656,412
First Trust Dorsey Wright	90,158	25,595	125,690	208,333	242,628	115,511	692,162
First Trust Capital Strength®	37,939	—	53,715	116,199	86,886	37,847	294,647
First Trust International Developed Capital Strength®	39,645	36,594	56,004	140,947	145,148	74,222	416,321
First Trust Growth Strength™	28,807	24,892	—	—	66,744	53,698	120,442
First Trust Capital Strength® Hedged Equity	15,217	43,036	—	—	44,759	58,253	103,012
First Trust agreed to waive fees in the amount of 0.37% of the First Trust Multi Income’s average daily net assets through May 1, 2025. During the six months ended June 30, 2024, First Trust reimbursed First Trust Multi Income $54,810 of fees that are not subject to recovery.
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as each Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Funds. BNY IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
The Bank of New York Mellon (“BNY”) serves as each Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Funds, including maintaining the Funds’ books of account, records of the Funds’ securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of each Fund’s assets. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
4. Capital Share Transactions
Capital transactions for First Trust Dow Jones were as follows:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	921,822	$12,267,580	2,337,724	$29,547,140
Class II	411	5,413	3,883	49,277
Total Sales	922,233	$ 12,272,993	2,341,607	$ 29,596,417
Dividend Reinvestment:
Class I	1,402,074	$18,479,328	2,814,515	$35,520,276
Class II	—	—	5,272	66,821
Total Dividend Reinvestment	1,402,074	$ 18,479,328	2,819,787	$ 35,587,097
Redemptions:
Class I	(4,746,564)	$(63,163,900)	(9,263,508)	$ (116,830,722
Class II	(124,350)	(1,655,580)	(15,858)	(207,281)
Total Redemptions	(4,870,914)	$ (64,819,480)	(9,279,366)	$ (117,038,003)
Capital transactions for First Trust Multi Income were as follows:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	206,516	$2,361,056	358,203	$4,000,770
Class II	—	—	743	8,082
Total Sales	206,516	$ 2,361,056	358,946	$ 4,008,852
Dividend Reinvestment:
Class I	137,070	$1,469,394	207,483	$2,274,103
Class II	—	—	915	10,044
Total Dividend Reinvestment	137,070	$ 1,469,394	208,398	$ 2,284,147
Redemptions:
Class I	(1,932,833)	$(22,034,436)	(716,908)	$(8,000,030)
Class II	(14,539)	(165,956)	(10)	(106)
Total Redemptions	(1,947,372)	$ (22,200,392)	(716,918)	$ (8,000,136)
Capital transactions for First Trust Dorsey Wright were as follows:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	242,136	$2,891,677	400,274	$4,286,823
Class II	2	17	7,104	79,854
Total Sales	242,138	$2,891,694	407,378	$ 4,366,677

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Dividend Reinvestment:
Class I	10,755	$132,288	87,797	$971,682
Class II	—	—	628	6,917
Total Dividend Reinvestment	10,755	$132,288	88,425	$ 978,599
Redemptions:
Class I	(402,858)	$(4,828,455)	(611,452)	$(6,545,987)
Class II	(30,738)	(363,937)	(34,930)	(370,248)
Total Redemptions	(433,596)	$ (5,192,392)	(646,382)	$ (6,916,235)
Capital transactions for First Trust Capital Strength® were as follows:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	1,432,364	$20,087,816	3,390,231	$42,838,133
Class II	7	95	29,037	365,266
Total Sales	1,432,371	$20,087,911	3,419,268	$ 43,203,399
Dividend Reinvestment:
Class I	28,617	$410,945	75,027	$978,326
Class II	—	—	1,214	15,748
Total Dividend Reinvestment	28,617	$410,945	76,241	$ 994,074
Redemptions:
Class I	(696,770)	$(9,745,016)	(1,573,166)	$(19,994,671)
Class II	(94,328)	(1,326,314)	(57,134)	(739,827)
Total Redemptions	(791,098)	$ (11,071,330)	(1,630,300)	$ (20,734,498)
Capital transactions for First Trust International Developed Capital Strength® were as follows:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	384,593	$4,848,044	567,268	$6,638,563
Class II	—	—	16,692	194,335
Total Sales	384,593	$4,848,044	583,960	$ 6,832,898
Dividend Reinvestment:
Class I	15,558	$196,812	3,785	$45,199
Class II	—	—	658	7,869
Total Dividend Reinvestment	15,558	$196,812	4,443	$ 53,068

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Redemptions:
Class I	(125,698)	$(1,603,788)	(137,698)	$(1,614,347)
Class II	(90,458)	(1,153,706)	(15,652)	(180,099)
Total Redemptions	(216,156)	$ (2,757,494)	(153,350)	$ (1,794,446)
Capital transactions for First Trust Growth StrengthTM were as follows:
	Six Months Ended June 30, 2024		Period Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	406,932	$5,538,912	599,027	$6,868,897
Total Sales	406,932	$5,538,912	599,027	$6,868,897
Dividend Reinvestment:
Class I	304	$4,314	4,050	$51,187
Total Dividend Reinvestment	304	$4,314	4,050	$51,187
Redemptions:
Class I	(112,033)	$(1,550,254)	(34,011)	$(406,387)
Total Redemptions	(112,033)	$(1,550,254)	(34,011)	$(406,387)
Capital transactions for First Trust Capital Strength® Hedged Equity were as follows:
	Six Months Ended June 30, 2024		Period Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	431,999	$4,256,701	361,726	$3,561,578
Total Sales	431,999	$4,256,701	361,726	$3,561,578
Dividend Reinvestment:
Class I	1,333	$12,970	710	$6,885
Total Dividend Reinvestment	1,333	$12,970	710	$6,885
Redemptions:
Class I	(167,131)	$(1,655,157)	(57,798)	$(563,292)
Total Redemptions	(167,131)	$ (1,655,157)	(57,798)	$(563,292)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
5. Purchases and Sales of Securities
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding U.S. Government investment securities and short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 401,594,788	$ 406,827,776
First Trust Multi Income	4,744,478	21,844,821
First Trust Dorsey Wright	10,642,532	12,825,435
First Trust Capital Strength®	65,472,845	56,724,704
First Trust International Developed Capital Strength®	8,069,269	5,657,830
First Trust Growth StrengthTM	9,605,308	5,789,321
First Trust Capital Strength® Hedged Equity	5,704,150	3,327,997

For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of U.S. government investment securities for each Fund, excluding short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 230,498,351	$ 269,487,844
First Trust Multi Income	788,090	2,622,846
First Trust Dorsey Wright	—	—
First Trust Capital Strength®	—	—
First Trust International Developed Capital Strength®	—	—
First Trust Growth StrengthTM	—	—
First Trust Capital Strength® Hedged Equity	—	—
6. Derivative Transactions
The following table presents the type of derivatives held by First Trust Capital Strength® Hedged Equity at June 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Option contracts	Equity Risk	Options contracts purchased, at value	$ 1,300	Options contracts written, at value	$ 282,697
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2024, on derivative instruments held by First Trust Capital Strength® Hedged Equity, as well as the primary underlying risk exposure associated with each instrument.
Statements of Operations Location	First Trust Capital Strength® Hedged Equity
Equity Risk Exposure
Net realized gain (loss) on purchased option	$(64,167)
Net realized gain (loss) on written options	(144,439)
Net unrealized appreciation (depreciation) on purchased options	(27,679)
Net change in unrealized appreciation (depreciation) on written options	(62,245)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
During the six months ended June 30, 2024, for First Trust Capital Strength® Hedged Equity, the premiums for purchased options contracts opened were $94,389, and the premiums for purchased options closed, exercised and expired were $66,110. The premiums for written options contracts opened were $176,074, and the premiums for written options closed, exercised and expired were $186,024.
First Trust Capital Strength® Hedged Equity does not have the right to offset financial assets and liabilities related to options contracts on the Statements of Assets and Liabilities.
7. 12b-1 Service Plan
The Trust has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.
First Trust Portfolios L.P. (“FTP”), an affiliate of First Trust, serves as the selling agent and distributor of shares of the Funds. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to contract owners. These services include establishing and maintaining Contract owners’ accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of a Fund’s Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund’s Class I shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board.
During the six months ended June 30, 2024, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust’s Board and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.
8. Borrowings
Effective February 28, 2024, the Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV, entered into a new Credit Agreement (“BNY Line of Credit”) with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to February 28, 2024, the Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, had a $200 million Credit Agreement with BNY. The borrowing rate was the applicable Term SOFR rate plus 125 basis points. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by BNY. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the BNY Line of Credit. These fees are reflected in the Statements of Operations in the “Commitment and administrative fees” line item. To the extent that either Fund accesses the BNY Line of Credit, there would also be an interest fee charged. Neither First Trust Dow Jones or First Trust Multi Income drew on the BNY Line of Credit during the six months ended June 30, 2024.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Funds during the six months ended June 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Variable Insurance Trust (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Capital Strength® Portfolio
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Growth Strength™ Portfolio
First Trust International Developed Capital Strength® Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
The Board, including the Independent Trustees, also unanimously approved the continuation of the Investment Sub-Advisory Agreement (the “Stonebridge Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Stonebridge Advisors LLC (“Stonebridge”); and the Investment Sub-Advisory Agreement (the “Energy Income Partners Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Energy Income Partners, LLC (“Energy Income Partners”).  The Stonebridge Sub-Advisory Agreement and the Energy Income Partners Sub-Advisory Agreement are collectively referred to as the “Sub-Advisory Agreements.”  Stonebridge and Energy Income Partners are individually referred to as a “Sub-Advisor” and are collectively referred to as the “Sub-Advisors.”  The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the “Agreements.”  The Board approved the continuation of the Agreements for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024.  The Board determined that the continuation of the Advisory Agreement is in the best interests of each Fund and the continuation of the Sub-Advisory Agreements is in the best interests of First Trust Multi Income Allocation Portfolio in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and each of the Sub-Advisors responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Funds and by the Sub-Advisors to First Trust Multi Income Allocation Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund and the sub-advisory fee rates for First Trust Multi Income Allocation Portfolio as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in each Fund’s Expense Group and Expense Universe; performance information for each Fund, including, as applicable, comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Funds and the potential for the Advisor and each Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for each Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisors; and information on the Advisor’s and each Sub-Advisor’s compliance programs.  The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and each of the Sub-Advisors.  Following

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting.  The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor continue to be reasonable business arrangements from the Funds’ perspective.  Similarly, the Board applied its business judgment to determine whether the arrangements among the Trust, the Advisor and each of the Sub-Advisors continue to be reasonable business arrangements from the perspective of First Trust Multi Income Allocation Portfolio.  The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements.  The Board considered that shareholders chose to invest or remain invested in the Funds knowing that the Advisor manages the Funds, knowing that the Sub-Advisors serve as such for First Trust Multi Income Allocation Portfolio and knowing each Fund’s advisory fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor under the Agreements.  With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Funds and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisors for First Trust Multi Income Allocation Portfolio, as well as the background and experience of the persons responsible for such services.  The Board  noted that the Advisor oversees the Sub-Advisors’ management of portions of First Trust Multi Income Allocation Portfolio’s investment portfolio, including risk monitoring and performance review.  In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisors’ and the Funds’ compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective or objectives, policies and restrictions.  The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds.  Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex.  With respect to the Sub-Advisory Agreements for First Trust Multi Income Allocation Portfolio, the Board reviewed the materials provided by each Sub-Advisor and considered the services that each Sub-Advisor provides to the Fund, noting that Energy Income Partners is responsible for the day-to-day management of a portion of the Fund’s investments and that Stonebridge serves in a non-discretionary capacity for a portion of the Fund’s investments.  In considering each Sub-Advisor’s services to the Fund, the Board noted the background and experience of each Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of each portfolio management team.  The Board also received a presentation from representatives of Energy Income Partners at the June 2–3, 2024 meeting.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Advisor and to First Trust Multi Income Allocation Portfolio by the Sub-Advisors under the Agreements have been and are expected to remain satisfactory and that the Advisor and, for First Trust Multi Income Allocation Portfolio, the Sub-Advisors, have managed the Funds consistent with each Fund’s respective investment objective or objectives, policies and restrictions.
The Board considered the advisory fee rate payable by each Fund under the Advisory Agreement and, for First Trust Multi Income Allocation Portfolio, considered the sub-advisory fee rates payable under the Sub-Advisory Agreements for the services provided, noting that the sub-advisory fees are paid by the Advisor from its advisory fee.  The Board considered that the Advisor agreed to extend the current expense cap for Class I shares of each Fund except First Trust Growth Strength™ Portfolio at least until May 1, 2025 and to extend the current expense cap for Class I shares of First Trust Growth Strength™ Portfolio at least until May 12, 2025.  For each Fund, the Board noted that expenses borne by the Advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses and acquired fund fees and expenses for First Trust Multi Income Allocation Portfolio and First Trust/Dow Jones Dividend & Income Allocation Portfolio) exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or expenses were reimbursed, or (iii) the current expense limitation.  The Board also noted that the Advisor had extended through May 1, 2025 its agreement to reduce the advisory fee payable by First Trust Multi Income Allocation Portfolio in the amount of 0.37% of the Fund’s average daily net assets, which is intended to offset the acquired fund fees and expenses associated with the Fund’s investments in underlying ETFs, including ETFs in the First Trust Fund Complex.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisors to other fund and non-fund clients, as applicable.  With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating relevant peer groups for the Funds.  The Board also noted that not all peer funds in First Trust Multi Income Allocation Portfolio’s Expense Group employ an advisor/sub-advisor management structure.  The Board took these limitations into account in considering the peer data.  The Board noted that because First Trust Dorsey Wright Tactical Core Portfolio invests in underlying ETFs, including ETFs in the First Trust Fund Complex, such Fund will incur acquired fund fees and expenses, and that such acquired fund fees and expenses will change over

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
time as assets are reallocated among the underlying ETFs.  Based on the information provided, the Board noted that the contractual advisory fee rate payable by First Trust Growth Strength™ Portfolio was above the median contractual advisory fee of the peer funds in the Fund’s Expense Group, that the contractual advisory fee rate payable by First Trust/Dow Jones Dividend & Income Allocation Portfolio was equal to the median contractual advisory fee of the peer funds in the Fund’s Expense Group and that the contractual advisory fee rate payable by each of the other Funds was below the median contractual advisory fee of the peer funds in the Fund’s respective Expense Group.  The Board also noted that with respect to the total (net) expense ratio of each Fund’s Class I shares, the net expense ratio (excluding acquired fund fees and expenses) of each of First Trust Dorsey Wright Tactical Core Portfolio and First Trust Multi Income Allocation Portfolio was below the median net expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Fund’s respective Expense Group and that the net expense ratio (excluding acquired fund fees and expenses, as applicable) of each of the other Funds was above the median net expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Fund’s respective Expense Group.  With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability.  In considering the advisory fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Funds.  The Board noted the process it has established for monitoring the Funds’ performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds and the Sub-Advisors for First Trust Multi Income Allocation Portfolio.  The Board determined that this process continues to be effective for reviewing the Funds’ performance.  The Board received and reviewed, as applicable, information comparing each Fund’s performance for periods ended December 31, 2023 to the performance of the funds in the Fund’s respective Performance Universe and to that of a benchmark index or blended benchmark index, as applicable.  Based on the information provided, the Board noted that First Trust Capital Strength® Portfolio (Class I shares) underperformed its Performance Universe median and benchmark index for the one- and three-year periods ended December 31, 2023.  The Board noted the Advisor’s discussion of First Trust Capital Strength® Portfolio’s performance at the April 25, 2024 meeting.  The Board noted that First Trust Dorsey Wright Tactical Core Portfolio (Class I shares) underperformed its Performance Universe median and blended benchmark index for the one- and three-year periods ended December 31, 2023 and outperformed its Performance Universe median and underperformed its blended benchmark index for the five-year period ended December 31, 2023.  The Board noted that First Trust International Developed Capital Strength® Portfolio (Class I shares) outperformed its Performance Universe median and underperformed its benchmark index for the one- and three-year periods ended December 31, 2023.  The Board noted that First Trust Multi Income Allocation Portfolio (Class I shares) underperformed its Performance Universe median and blended benchmark index for the one- and five-year periods ended December 31, 2023 and outperformed its Performance Universe median and blended benchmark index for the three-year period ended December 31, 2023.  The Board noted that First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I shares) underperformed its Performance Universe median for the one-year period ended December 31, 2023 and outperformed its Performance Universe median for the three-, five- and ten-year periods ended December 31, 2023.  The Board also noted that First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I shares) underperformed its blended benchmark index for the one-, five- and ten-year periods ended December 31, 2023 and outperformed its blended benchmark index for the three-year period ended December 31, 2023.  Because First Trust Growth Strength™ Portfolio commenced operations on May 16, 2023 and therefore has a limited performance history, comparative performance information for the Fund was not reviewed.
On the basis of all the information provided on the fees, expenses and performance, as applicable, of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund and the sub-advisory fees for First Trust Multi Income Allocation Portfolio continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Advisory Agreement and provided by the Sub-Advisors to First Trust Multi Income Allocation Portfolio under the respective Sub-Advisory Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale.  The Board noted the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff.  The Board concluded that the advisory fee rate for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels.  The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund except First Trust Growth Strength™ Portfolio for the twelve months ended December 31, 2023 and to First Trust Growth Strength™ Portfolio for the period from inception through December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2023.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable.  In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP.  The Board considered the ownership interests of FTCP in Stonebridge and Energy Income Partners and potential indirect benefits to the Advisor from such ownership interests.  The Board noted that FTP is compensated for services provided to the Funds through Rule 12b-1 distribution and service fees payable by Class I shares, and that the Advisor receives compensation from each Fund for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement.  The Board also noted that the Advisor does not utilize soft dollars in connection with the Funds.  In addition, the Board considered that the Advisor, as the investment advisor to certain underlying ETFs in which First Trust Dorsey Wright Tactical Core Portfolio and First Trust Multi Income Allocation Portfolio invest, will recognize additional revenue from the underlying ETFs if investment by such Funds causes the assets of the underlying ETFs to grow.  The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
With respect to the Stonebridge Sub-Advisory Agreement, the Board considered Stonebridge’s statements that Stonebridge bears a combination of fixed and variable costs related to managing First Trust Multi Income Allocation Portfolio and that Stonebridge would add resources as needed if it experiences significant asset growth.  The Board noted that the Advisor pays Stonebridge from its advisory fee and its understanding that First Trust Multi Income Allocation Portfolio’s sub-advisory fee rate was the product of an arm’s length negotiation.  The Board did not review the profitability of Stonebridge with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board considered indirect benefits that may be realized by Stonebridge from its relationship with First Trust Multi Income Allocation Portfolio, including potential indirect benefits to Stonebridge from the ownership interest of FTCP in Stonebridge.  The Board noted Stonebridge’s statement that its relationship with the Advisor has helped it build relationships with Wall Street firms that have preferred and hybrid securities trading desks, which has led to access to each of those firms’ research reports, various analysts and investment bankers on new issues.  The Board noted that Stonebridge acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to First Trust Multi Income Allocation Portfolio.  The Board concluded that the character and amount of potential indirect benefits to Stonebridge were not unreasonable.
With respect to the Energy Income Partners Sub-Advisory Agreement, the Board considered that Energy Income Partners anticipates that its expenses will continue to rise due to additions to personnel and system upgrades.  The Board noted that the Advisor pays Energy Income Partners from its advisory fee and its understanding that First Trust Multi Income Allocation Portfolio’s sub-advisory fee rate was the product of an arm’s length negotiation.  The Board did not review the profitability of Energy Income Partners with respect to First Trust Multi Asset Income Allocation Portfolio.  The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board considered indirect benefits that may be realized by Energy Income Partners from its relationship with First Trust Multi Income Allocation Portfolio, including the potential indirect benefits to Energy Income Partners from the ownership interest of FTCP in Energy Income Partners.  The Board noted that Energy Income Partners does not provide trade execution services on behalf of First Trust Multi Income Allocation Portfolio.  The Board concluded that the character and amount of potential indirect benefits to Energy Income Partners were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the applicable Funds.  No single factor was determinative in the Board’s analysis.
Disclaimer
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund. Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2024 (Unaudited)
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Variable Insurance Trust
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 9, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 9, 2024

* Print the name and title of each signing officer under his or her signature.